UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: February 28

Date of reporting period: February 28, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT

FEBRUARY 28, 2007

Legg Mason Partners

Managed Municipals Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Managed Municipals Fund

Annual Report  •  February 28, 2007

What’s

Inside

Fund Objective

The Fund seeks to maximize current interest income, which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*. The Fund invests at least 80% of its net assets in municipal securities.

*	Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the 12-month reporting period. After gross domestic product (“GDP”)i increased 1.7% in the fourth quarter of 2005, the economy then rebounded sharply in the first quarter of 2006. Over this period, GDP rose 5.6%, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, GDP growth was 2.5%.

After increasing the federal funds rateii to 5.25% in June — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings and again in March 2007 after the reporting period ended. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “…the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006 — with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively — rates fell sharply as the Fed paused from its tightening cycle. Yields then moved higher during much of the reporting period on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. However, yields then fell sharply at the end of February, as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the 12 months ended February 28, 2007, two-year

Legg Mason Partners Managed Municipals Fund         I

Treasury yields moved from 4.69% to 4.65%. Over the same period, 10-year Treasury yields rose from 4.55% to 4.56%.

Looking at the municipal market, it lagged its taxable bond counterparts over the 12 months ended February 28, 2007. Over that period, the Lehman Brothers Municipal Bond Indexiv, and the Lehman Brothers U.S. Aggregate Indexv returned 4.96% and 5.54%, respectively.

Please read on for a more detailed look at prevailing economic and market conditions during the Fund’s fiscal year and to learn how those conditions have affected Fund performance.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

II         Legg Mason Partners Managed Municipals Fund

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Effective February 2, 2007, the Board appointed Stephen A. Walsh, S. Kenneth Leech and Robert D. Amodeo of Western Asset Management Company as co-portfolio managers of the Fund. The Fund is also managed by portfolio managers Joseph P. Deane and David T. Fare. The portfolio managers lead the team, and their focus is on portfolio structure, including sector allocation, durationvi weighting and team structure decisions. The portfolio managers are responsible for the day-to-day management of the Fund’s portfolio. Mr. Deane has been responsible for the day-to-day management of the Fund’s portfolio since November 1988. Mr. Fare has shared the responsibility for the day-to-day management of the Fund with Mr. Deane since 2004.

Certain changes regarding share class pricing and related matters were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Legg Mason Partners Managed Municipals Fund         III

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 16, 2007

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

IV         Legg Mason Partners Managed Municipals Fund

Fund Overview

Q. What were the overall market conditions during the Fund’s reporting period?

A. During much of the first half of the reporting period, the bond market faced a number of challenges, including three additional short-term interest rate hikes by the Federal Reserve Board (“Fed”)i, inflationary pressures and a continued economic expansion. However, as the period progressed, oil prices declined, a cooling housing market triggered slower economic growth and the Fed paused from raising rates during their meetings in August, September, October, December 2006, and January 2007. While both short- and long-term interest rates were little changed during the 12-month reporting period which ended February 28, 2007, there were several periods of extreme volatility. This was often triggered by changing perceptions regarding the economy, inflation and the Fed’s future monetary policy. Turning to the municipal market, it generated solid results during the reporting period on the back of strong demand from investors seeking tax-free income.

Performance Review

For the 12 months ended February 28, 2007, Class A shares of Legg Mason Partners Managed Municipals Fund, excluding sales charges, returned 6.43%. These shares outperformed the Lipper General Municipal Debt Funds Category Average1 which increased 4.48%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Indexii, returned 4.96% for the same period.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended February 28, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 245 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         1

Performance Snapshot as of February 28, 2007 (excluding sales charges) (unaudited)

	6 Months	12 Months
Managed Municipals Fund — Class A Shares	2.48%	6.43%

Lehman Brothers Municipal Bond Index	2.89%	4.96%

Lipper General Municipal Debt Funds Category Average	2.58%	4.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class 1 shares returned 2.49%, Class B shares returned 2.28%, Class C shares returned 2.21% and Class I (formerly Class Y) shares returned 2.57% over the six months ended February 28, 2007. Class 1 shares returned 6.41%, Class B shares returned 5.88%, Class C shares returned 5.87% and Class I (formerly Class Y) shares returned 6.61% over the twelve months ended February 28, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yield for Class 1, A, B, C and I shares were 4.24%, 4.18%, 3.85%, 3.81% and 4.53%, respectively. Absent contractual expense reimbursements, the 30-Day SEC Yield for Class A and B shares would have been 4.16% and 3.82%, respectively.
The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended February 28, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 252 funds for the 6-month period and among the 245 funds for the 12-month period in the Fund’s Lipper category and excluding sales charges.

Total Annual Operating Expenses
As of the Fund’s most current prospectus dated April 16, 2007, the gross total annual operating expenses for Class 1, Class A, Class B, Class C and Class I shares were 0.70%, 0.71%, 1.21%, 1.23% and 0.55%, respectively. Management has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.67% for Class A, 1.18% for Class B and 0.50% for Class I until July 1, 2008.

Q. What were the most significant factors affecting Fund performance?

What were the leading contributors to performance?

A. Given the fluctuating interest rate environment during the reporting period we maintained a defensive approach in terms of the Fund’s maturity. As such, the Fund’s durationiii was generally shorter than its benchmark index, the Lehman Brothers Municipal Bond Index. Overall, this proved to be beneficial, as bond prices generally fall when interest rates rise. In addition, we were able to use the proceeds from our cash flows and coupons and reinvest that money into municipal bonds offering higher

2         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

coupons. Throughout the reporting period, we also emphasized a well-diversified portfolio, with holdings from a diverse array of market segments that we believed had favorable risk/reward characteristics.

What were the leading detractors from performance?

A. During the period, lower-rated municipal bonds outperformed their higher quality counterparts. As a result, the Fund’s high quality bias detracted from results. In particular, not having an exposure to more speculative areas of the market hurt the Fund’s performance. In addition, during periods when yields fell, the Fund’s shorter maturity detracted from results.

Q. Were there any significant changes to the Fund during the reporting period?

A. There were no significant changes to the Fund’s portfolio.

Thank you for your investment in Legg Mason Partners Managed Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

April 16, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

iii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         3

Fund at a Glance (unaudited)

4         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class 1	2.49%	$1,000.00	$1,024.90	0.65%	$3.26

Class A	2.48	1,000.00	1,024.80	0.69	3.46

Class B	2.28	1,000.00	1,022.80	1.21	6.07

Class C	2.21	1,000.00	1,022.10	1.22	6.12

Class I(5)	2.57	1,000.00	1,025.70	0.50	2.51

(1)	For the six months ended February 28, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class 1	5.00%	$1,000.00	$1,021.57	0.65%	$3.26

Class A	5.00	1,000.00	1,021.37	0.69	3.46

Class B	5.00	1,000.00	1,018.79	1.21	6.06

Class C	5.00	1,000.00	1,018.74	1.22	6.11

Class I(4)	5.00	1,000.00	1,022.32	0.50	2.51

(1)	For the six months ended February 28, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.

6         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Fund Performance

Average Annual Total Returns(1) (unaudited)

	Without Sales Charges(2)
	Class 1	Class A	Class B	Class C	Class I(3)
Twelve Months Ended 2/28/07	6.46%	6.43%	5.88%	5.87%	6.61%

Five Years Ended 2/28/07	4.51	4.55	4.01	3.98	4.73

Ten Years Ended 2/28/07	N/A	5.27	4.73	4.69	5.47

Inception* through 2/28/07	5.29	8.80	5.83	5.98	5.80

	With Sales Charges(4)
	Class 1	Class A(5)	Class B	Class C	Class I(3)
Twelve Months Ended 2/28/07	1.37%	1.93%	1.38%	4.87%	6.61%

Five Years Ended 2/28/07	3.50	3.64	3.84	3.98	4.73

Ten Years Ended 2/28/07	N/A	4.81	4.73	4.69	5.47

Inception* through 2/28/07	4.50	8.62	5.83	5.98	5.80

Cumulative Total Returns(1) (unaudited)
Without Sales Charges(2)
Class 1 (Inception* through 2/28/07)	39.53%

Class A (2/28/97 through 2/28/07)	67.10

Class B (2/28/97 through 2/28/07)	58.73

Class C (2/28/97 through 2/28/07)	58.08

Class I(3) (2/28/97 through 2/28/07)	70.35

(1)

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable CDSC with respect to Class B and C shares.

(3)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(4)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class 1 and A shares reflect the deduction of the maximum sales charge of 4.75% and 4.25%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

(5)	Class A shares maximum initial sales charge increased from 4.00% to 4.25% on November 20, 2006.

*	The inception dates for Class 1, A, B, C and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         7

Historical Performance (unaudited)

Value of $10,000 Invested in Class A Shares of the Legg Mason Partners Managed Municipals Fund vs. the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Category Average† (February 1997 — February 2007)

†	Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1997, assuming the deduction of the maximum 4.25% sales charge at the time of investment and reinvestment of all distributions, including returns of capital, if any, at net asset value through February 28, 2007. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General Municipal Debt Funds Category Average is composed of an average of the Fund’s peer group of 245 mutual funds investing in municipal securities as of February 28, 2007. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

‡	Class A shares maximum initial sales charge increased from 4.00% to 4.25% on November 20, 2006.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

8         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007)

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Face Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 98.0%
Alabama — 0.6%
		Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, MBIA-Insured:
$4,940,000	AAA	5.500% due 10/1/13 (a)	$5,172,476
8,880,000	AAA	5.500% due 10/1/14 (a)	9,285,905
1,000,000	BBB	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, Series B, 6.450% due 5/15/19 (a)	1,058,530
4,000,000	Aaa(b)	Southeast Alabama Gas District, Alabama General System Revenue, Series A, AMBAC-Insured, Call 6/1/10 @ 102, 5.625% due 6/1/25 (c)	4,314,000

		Total Alabama	19,830,911

Alaska — 0.3%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,693,525
5,000,000	AAA	Alaska State Housing Financial Corp., General Housing, Series B, MBIA-Insured, 5.250% due 12/1/25	5,449,350

		Total Alaska	8,142,875

Arizona — 3.1%
		Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
4,375,000	AA	Refunding, Series A, 5.000% due 1/1/23	4,626,694
2,500,000	AA	Series B, 5.000% due 1/1/31	2,629,900
		Arizona Health Facilities Authority:
1,500,000	Baa3(b)	Hospital Systems Revenue, Phoenix Children’s Hospital, Series A, Call 11/15/09 @ 100, 6.125% due 11/15/22 (c)	1,593,555
3,000,000	A	Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20	3,300,300
1,000,000	Aaa(b)	Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, Call 10/1/11 @ 100, 5.000% due 10/1/19 (c)	1,057,210
5,000,000	AAA	Downtown Phoenix Hotel Corp., Subordinated Series B, FGIC-Insured, 5.000% due 7/1/36	5,314,800
		Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, Series 1, MBIA-Insured:
3,520,000	AAA	5.000% due 8/1/18	3,845,494
2,895,000	AAA	5.000% due 8/1/20	3,153,147
		Maricopa County, AZ:
		GO, Elementary School District:
1,000,000	A	No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,077,490

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         9

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Arizona — 3.1% (continued)
		No. 14, Creighton School Improvement Project of 1990, Series C, FGIC-Insured:
$355,000	AAA	6.500% due 7/1/08	$368,060
295,000	AAA	6.500% due 7/1/08 (d)	306,009
		Hospital Revenue, Sun Health Corp.:
1,500,000	BBB	5.900% due 4/1/09	1,531,830
715,000	BBB	Call 4/1/07 @ 102, 6.125% due 4/1/18 (c)	730,501
285,000	BBB	Unrefunded Balance, 6.125% due 4/1/18	291,147
		IDA:
500,000	AAA	Hospital Facilities Revenue, Samaritan Health Services, Series A, MBIA-Insured, 7.000% due 12/1/16 (d)	609,705
5,000,000	AA	Health Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	5,263,200
		MFH Revenue:
2,450,000	AAA	Refunding Bonds, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,673,832
2,125,000	NR	Stanford Court Apartments, Series B, 6.250% due 7/1/18 (d)	2,236,074
		Mesa, AZ, IDA, Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101:
14,000,000	AAA	5.625% due 1/1/19 (c)	14,864,640
3,000,000	AAA	5.625% due 1/1/29 (c)	3,185,280
750,000	NR	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26 (a)	758,640
		Phoenix, AZ:
		Civic Improvement Corp.:
		Airport Revenue:
		Junior Lien, FGIC-Insured:
2,500,000	AAA	5.250% due 7/1/21 (a)	2,510,600
7,650,000	AAA	5.375% due 7/1/29 (a)	7,674,404
1,500,000	AAA	Senior Lien, Series A, FSA-Insured, 5.000% due 7/1/25	1,535,430
		Excise Tax Revenue, Senior Lien:
2,630,000	AAA	Adams Street Garage Project B, 5.375% due 7/1/29	2,746,982
2,350,000	AAA	Municipal Courthouse Project A, 5.375% due 7/1/29	2,465,244
2,500,000	AAA	Municipal Courthouse Project, Series A, 5.250% due 7/1/24	2,617,425
1,000,000	AAA	Wastewater System Revenue, FGIC-Insured, 5.000% due 7/1/24	1,047,770
1,400,000	AA+	GO, Series A, 6.250% due 7/1/17	1,693,188
		IDA, MFH Revenue, Ventana Palms Apartments Project, Series A, MBIA-Insured, Call 10/1/09 @ 102:
150,000	Aaa(b)	6.100% due 10/1/19 (c)	161,867
950,000	Aaa(b)	6.150% due 10/1/29 (c)	1,026,314

See Notes to Financial Statements.

10         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Arizona — 3.1% (continued)
		Pima County, AZ:
		IDA:
$260,000	AAA	Industrial Revenue Refunding, FSA-Insured, 7.250% due 7/15/10	$261,726
70,000	AAA	Single-Family Housing Authority Revenue, Series A, GNMA/FNMA-Insured, FHLMC-Collateralized, 7.100% due 11/1/29 (a)(e)	72,027
1,000,000	AAA	USD, No. 1, Tucson, FGIC-Insured, 7.500% due 7/1/10	1,118,360
130,000	BBB	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	133,996
1,000,000	AAA	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22	1,055,180
		University of Arizona, COP, AMBAC-Insured:
		Series A:
1,525,000	AAA	5.000% due 6/1/19	1,611,849
725,000	AAA	5.000% due 6/1/20	765,586
5,435,000	AAA	Series B, 5.000% due 6/1/28	5,729,088
1,000,000	BB+	Yavapai County, AZ, IDA Revenue, Citizens Utilities Co. Project, 5.450% due 6/1/33 (a)	1,012,130
1,875,000	AAA	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, Series A, GNMA-Collateralized, 6.100% due 9/20/34 (a)	2,040,000

		Total Arizona	96,696,674

Arkansas — 0.2%
2,000,000	BBB	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100, 7.375% due 2/1/29 (c)	2,201,200
4,345,000	Aaa(b)	Little Rock, AR, School District, GO, Refunding, Series B, FSA-Insured, 5.500% due 2/1/30	4,541,351

		Total Arkansas	6,742,551

California — 8.8%
3,625,000	AAA	Amador Water Agency, CA, COP, Series A, MBIA-Insured, 5.000% due 6/1/36	3,873,603
5,000,000	NR	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,194,250
1,200,000	AA	Beverly Hills, CA, USD, Election 2002, Series B, 5.000% due 8/1/24	1,290,492
4,180,000	AAA	Brea, CA, RDA, Refunding, Tax Allocation, Series A, Redevelopment Area AB, AMBAC-Insured, 5.000% due 8/1/23	4,396,106
		California EFA:
7,720,000	Aaa(b)	Refunding Pepperdine University Series A, AMBAC-Insured, 5.000% due 12/1/35	8,260,632
3,000,000	Ba1(b)	Revenue, Pooled College & University Project, Series A, 5.625% due 7/1/23	3,060,060

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         11

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

California — 8.8% (continued)
$4,000,000	AA-	California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	$4,388,040
4,000,000	AA-	California Housing Finance Agency Revenue, Home Mortgage, Series M, 4.700% due 8/1/36 (a)	4,017,200
		California Infrastructure & Economic Development Bank Revenue:
5,000,000	AAA	Bay Area Toll Bridges, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25 (d)	5,729,250
2,100,000	AAA	Los Angeles County Department of Public Social Services, AMBAC-Insured, 5.750% due 9/1/23	2,386,293
4,875,000	AAA	California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,201,625
3,730,000	AAA	California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	3,935,635
		California State, GO, Various Purpose:
9,700,000	A+	5.000% due 9/1/31	10,372,598
4,000,000	A+	5.000% due 9/1/35	4,267,640
1,810,000	AAA	California Statewide Communities Development Authority Health Facility Revenue, Community Hospital of Monterey Peninsula, Series B, FSA-Insured, 5.250% due 6/1/23	1,961,769
16,260,000	AAA	Castaic Lake Water Agency, COP, Revenue, Series A, MBIA-Insured, 5.250% due 8/1/23	17,327,306
3,655,000	AAA	Cucamonga County, CA, Water District, COP, FGIC-Insured, 5.125% due 9/1/31	3,859,168
7,900,000	AAA	Eastern Municipal Water District, CA, Water & Sewer Revenue COP, Series A, MBIA-Insured, 5.000% due 7/1/32	8,496,529
24,000,000	BBB	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Series 2003-A-1, Call 6/13/2013 @ 100, 6.750% due 6/1/39 (c)	27,610,320
3,000,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,165,180
9,925,000	AAA	Los Angeles County, CA, COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, Call 11/1/10 @ 100, 5.250% due 11/1/33 (c)	10,501,642
		Los Angeles, CA:
15,000,000	AAA	Municipal Improvement Corp., Lease Revenue, Police Headquarters Facility, Series A, FGIC-Insured, 4.500% due 1/1/37	15,203,850
		Water & Power Revenue, Power Systems, Series B, FSA-Insured:
1,500,000	AAA	5.000% due 7/1/23	1,598,505
3,920,000	AAA	5.000% due 7/1/25	4,170,645
7,850,000	AAA	5.000% due 7/1/26	8,342,823
3,500,000	AAA	Metropolitan Water District of Southern California, Waterworks Revenue Authorization, Series B-2, FGIC-Insured, 5.000% due 10/1/24	3,733,765

See Notes to Financial Statements.

12         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

California — 8.8% (continued)
		Modesto, CA, Irrigation District, COP, Capital Improvements, Series A, FSA-Insured:
$1,535,000	AAA	5.000% due 7/1/20	$1,614,697
2,210,000	AAA	5.000% due 7/1/21	2,322,754
1,680,000	AAA	5.000% due 7/1/22	1,764,202
5,000,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26	5,206,100
10,785,000	AAA	Novato, CA, USD, FGIC-Insured, 5.000% due 8/1/26	11,342,584
		Orange County, CA:
1,000,000	AAA	Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/08 (d)	1,032,230
1,000,000	AAA	Refunding, Recovery, Series A, MBIA-Insured, 6.000% due 6/1/09 (d)	1,053,320
		Pomona, CA:
		Public Financing Authority Revenue, Water Facilities Project, Series AY, AMBAC-Insured:
3,000,000	AAA	5.000% due 5/1/32	3,245,610
6,500,000	AAA	5.000% due 5/1/42	6,975,995
3,000,000	AAA	Public Financing Authority Revenue, Merged Redevelopment Project, Series AD, MBIA-Insured, 5.000% due 2/1/27	3,121,680
		Rancho Cucamonga, CA, RDA, Tax Allocation:
1,000,000	AAA	Rancho Development Project, MBIA-Insured, 5.250% due 9/1/26	1,017,510
5,000,000	AAA	Rancho Redevelopment Projects, MBIA-Insured, 5.125% due 9/1/30	5,239,500
2,025,000	AA-	Sacramento, CA, City Financing Authority Revenue, Capital Improvement, Call 6/1/10 @ 101, 5.600% due 6/1/25 (c)	2,170,841
		San Francisco, CA, City & County:
16,675,000	AAA	Airports Commission, International Airports Revenue, Refunding, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26	17,535,763
		COP, San Bruno Jail No. 3, AMBAC-Insured:
3,000,000	AAA	5.250% due 10/1/20	3,127,890
5,000,000	AAA	5.250% due 10/1/26	5,207,650
		San Jose, CA:
5,000,000	AAA	RDA, Tax Allocation, Merged Area Redevelopment Project, MBIA-Insured, Call 8/1/10 @ 101, 5.000% due 8/1/24 (c)	5,279,800
		USD, GO, Santa Clara County, Series D, FSA-Insured, Call 8/1/10 @ 101:
4,580,000	AAA	5.000% due 8/1/21 (c)	4,836,297
3,000,000	AAA	5.125% due 8/1/25 (c)	3,179,790
		University of California Revenues, General Series A, AMBAC-Insured:
4,000,000	AAA	5.000% due 5/15/23	4,246,640
3,750,000	AAA	5.000% due 5/15/24	3,976,950
4,000,000	AAA	5.000% due 5/15/25	4,239,840
6,000,000	AAA	5.000% due 5/15/26	6,352,980

		Total California	276,435,549

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         13

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 3.3%
$6,500,000	Aaa(b)	Adams County, CO, School District Number 14, GO, FSA-Insured, 5.125% due 12/1/31	$7,084,675
1,000,000	NR	Aspen, CO, Sales Tax Revenue, Call 11/1/09 @ 100, 5.250% due 11/1/15 (c)	1,039,580
		Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	BBB-	Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.250% due 9/15/30 (c)	1,146,730
		Refunding & Improvement, University of Denver Project, AMBAC-Insured, Call 3/1/11 @ 100:
2,815,000	AAA	5.250% due 3/1/18 (c)	2,980,775
5,810,000	AAA	5.300% due 3/1/19 (c)	6,162,841
3,245,000	AAA	5.500% due 3/1/21 (c)	3,465,952
565,000	AAA	University of Denver Project, Series B, FGIC-Insured, Call 3/1/16 @ 100, 5.250% due 3/1/23 (c)	630,534
2,435,000	AAA	Unrefunded, University of Denver Project, Series B, FGIC-Insured, 5.250% due 3/1/23	2,719,408
		Colorado Health Facilities Authority Revenue:
5,000,000	A+	Adventist Health System/Sunbelt Inc., Series E, 5.125% due 11/15/28 (e)	5,303,550
1,000,000	A3(b)	Parkview Medical Center Project, 6.500% due 9/1/20	1,095,770
10,000,000	A+	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35 (e)	10,672,400
12,500,000	A3(b)	Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (d)	13,290,250
2,180,000	AAA	Colorado Water Resource & Power Development Authority, Series A, FGIC-Insured, 5.375% due 11/1/20	2,365,845
		Denver, CO, City & County:
17,730,000	A+	Airport Revenue, Series A, 14.000% due 11/15/08 (a)	19,712,391
		COP, Series B, AMBAC-Insured, Call 12/1/10 @ 101:
6,655,000	AAA	5.750% due 12/1/17 (c)	7,199,446
7,420,000	AAA	5.500% due 12/1/21 (c)	7,962,773
4,000,000	AAA	5.500% due 12/1/25 (c)	4,292,600
2,000,000	AAA	Golden, CO, Sales & Use Tax Revenue, Improvement, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,117,000
		Highlands Ranch Metropolitan, District No. 2, FSA-Insured:
525,000	AAA	6.500% due 6/15/10 (d)	571,300
475,000	AAA	6.500% due 6/15/10	515,361
10,000,000	AAA	Northwest Parkway Public Highway Authority Revenue, Capital Appreciation, Senior Bonds, Series B, AMBAC-Insured, zero coupon bond to yield 6.299% due 6/15/31	2,496,000
1,000,000	Baa1(b)	University of Colorado Hospital Authority Revenue, Series A, Call 11/15/11 @ 100, 5.600% due 11/15/21 (c)	1,081,130

		Total Colorado	103,906,311

Connecticut — 1.9%
2,010,000	NR	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, Series A, 6.625% due 12/1/14 (a)	2,018,563

See Notes to Financial Statements.

14         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Connecticut — 1.9% (continued)
$15,000,000	AAA	Connecticut State, HEFA Revenue, Yale University, Series W, 5.125% due 7/1/27	$15,514,650
		Mashantucket Western Pequot Tribe Connecticut Special Revenue, Series B:
1,000,000	Baa3(b)	5.550% due 9/1/08 (f)	1,025,830
2,000,000	Baa3(b)	5.700% due 9/1/12 (f)	2,058,380
6,500,000	Baa3(b)	5.750% due 9/1/18 (f)	6,684,860
		South Central Connecticut Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured, Call 8/1/10 @ 101:
2,715,000	AAA	5.375% due 8/1/25 (c)	2,890,307
7,920,000	AAA	5.375% due 8/1/30 (c)	8,431,394
		University of Connecticut, GO, Series A:
3,905,000	AA	5.000% due 4/1/20	4,137,699
4,500,000	AA	5.000% due 4/1/21	4,751,100
		Waterbury, CT, GO, Series A, FSA-Insured, Call 4/1/12 @ 100:
3,435,000	AAA	5.000% due 4/1/18 (c)	3,644,604
1,925,000	AAA	5.000% due 4/1/19 (c)	2,034,244
2,500,000	AAA	5.000% due 4/1/20 (c)	2,639,500
2,000,000	AAA	5.000% due 4/1/21 (c)	2,110,660
1,225,000	AAA	5.125% due 4/1/22 (c)	1,302,689

		Total Connecticut	59,244,480

Delaware — 0.0%
250,000	Aaa(b)	Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (d)	276,605

District of Columbia — 0.6%
		District of Columbia:
385,000	AAA	Series A, MBIA-Insured, Call 6/1/08 @ 101, 5.000% due 6/1/15 (c)	395,229
740,000	AAA	Unrefunded Balance, Series A, MBIA-Insured, 5.000% due 6/1/15	757,760
		Revenue:
3,000,000	AAA	American Association for the Advancement of Science, AMBAC-Insured, 5.250% due 1/1/16 (g)	3,093,390
		Georgetown University:
3,900,000	AAA	Series D, Converted 5/1/98, MBIA-Insured, 5.350% due 4/1/16	4,011,462
		Series E, Converted 5/1/98, MBIA-Insured:
3,700,000	AAA	5.350% due 4/1/17	3,805,339
5,300,000	AAA	5.350% due 4/1/18	5,450,255

		Total District of Columbia	17,513,435

Florida — 10.3%
2,610,000	NR	Bonita Springs, FL, Vasari Capital Improvement, Series A, 6.950% due 5/1/32	2,812,745
4,265,000	NR	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	4,669,620

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         15

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Florida — 10.3% (continued)
$860,000	AAA	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (d)	$972,952
2,000,000	AA-	Broward County, FL, Waste & Sewer Utilities, Series A, 5.000% due 10/1/30	2,145,380
255,000	AAA	Cape Coral, FL, Health Facilities Authority Revenue, Cape Coral Medical Center, Refunding, Series A, 8.125% due 11/1/08 (d)	266,753
6,000,000	NR	Capital Projects Finance Authority of Florida, Student Housing Revenue, Capital Projects Loan Program, Florida University, Series A, Call 8/15/10 @ 103, 7.850% due 8/15/31 (c)	6,958,920
		Capital Region Community Development District, Capital Improvement:
965,000	NR	Series A, 6.700% due 5/1/32	1,067,908
925,000	NR	Series A-02, 6.850% due 5/1/31	989,482
4,000,000	AAA	Capital Travel Agency Revenue, Seminole Tribe Convention, Series A, Call 10/1/12 @ 102, 8.950% due 10/1/33 (c)	4,973,600
3,780,000	NR	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	4,029,178
2,000,000	AAA	Clay County, FL, School Board, COP, Master Lease Program, MBIA-Insured, Call 7/1/10 @ 101, 5.750% due 7/1/22 (c)	2,149,860
325,000	AAA	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, Series A, 6.500% due 10/1/25	325,461
		Collier County, FL:
945,000	Aaa(b)	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (d)	1,089,944
105,000	AAA	Water-Sewer, Refunding, Water Revenue, AMBAC-Insured, 8.875% due 5/1/12 (d)	118,540
		Dade County, FL:
2,685,000	NR	IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	2,717,596
25,000	AAA	Special Obligation, Miami Beach Convention Center Project, FGIC-Insured, 8.625% due 12/1/07 (d)	25,905
430,000	Aaa(b)	Dunedin, FL, Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08 (d)	446,172
		Escambia County, FL:
230,000	Aaa(b)	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC- Insured, 5.950% due 7/1/20	246,100
		Utilities Systems Revenue:
315,000	AAA	MBIA-Insured, 9.750% due 6/1/12 (d)	364,754
3,000,000	AAA	Series B, FGIC-Insured, 6.250% due 1/1/15	3,453,150
1,000,000	BBB	Florida HFA, Vineyards Project, Series H, 6.500% due 11/1/25	1,016,550
		Florida Housing Finance Corporate Revenue:
1,500,000	Aaa(b)	Augustine Club Apartment, Series D-01, MBIA-Insured, 5.750% due 10/1/30	1,588,605
7,500,000	AA	Series G, 4.700% due 7/1/37 (a)	7,521,000
		Florida Municipal Loan Council Revenue, Series C, MBIA-Insured:
1,625,000	AAA	5.250% due 11/1/18	1,756,950
1,805,000	AAA	5.250% due 11/1/20	1,946,783

See Notes to Financial Statements.

16         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Florida — 10.3% (continued)
$1,050,000	AAA	Florida State, Broward County Expressway Authority, 10.000% due 7/1/14 (d)	$1,350,825
		Florida State Board of Education:
		Capital Outlay, GO, Public Education:
		Series A, Call 6/1/10 @ 101:
4,010,000	AAA	5.125% due 6/1/21 (c)	4,228,344
15,965,000	AAA	5.250% due 6/1/24 (c)	16,894,802
3,000,000	AAA	Series B, FGIC-Insured, 5.000% due 6/1/19	3,201,390
		Lottery Revenue, FGIC-Insured:
4,000,000	AAA	Series B, 5.250% due 7/1/15	4,284,440
5,000,000	AAA	Series C, 5.000% due 7/1/16	5,185,650
3,220,000	AAA	Series D, 5.250% due 6/1/19	3,469,325
1,000,000	AAA	Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, Series A, AMBAC-Insured, 5.000% due 9/1/21	1,086,800
195,000	AAA	Fort Myers, FL, Improvement Revenue, Refunding, AMBAC-Insured, 10.375% due 10/1/13 (d)	239,023
1,860,000	AAA	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (d)	2,162,343
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health Systems, Series D:
1,750,000	A+	Call 11/15/12 @ 100, 6.000% due 11/15/25 (c)	1,958,670
2,750,000	A+	Call 11/15/13 @ 100, 5.875% due 11/15/29 (c)	3,106,867
3,000,000	A+	Adventist Sunbelt-Inc., Series A, Call 11/15/11 @ 101, 6.000% due 11/15/31 (c)	3,326,760
		Hillsborough County, FL:
6,000,000	NR	IDA Revenue, National Gypsum Convention, Series A, 7.125% due 4/1/30 (a)	6,524,520
1,750,000	AAA	Utilities, Refunding Bonds, MBIA-Insured, 9.875% due 12/1/11 (d)	1,997,555
		Indian River County, FL, School Board COP, MBIA-Insured:
4,225,000	AAA	5.000% due 7/1/19	4,521,341
4,380,000	AAA	5.000% due 7/1/20	4,680,818
10,000,000	AA	Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.000% due 11/15/36	10,526,400
230,000	AAA	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC-Insured, 9.750% due 10/1/13 (d)	276,136
5,100,000	AAA	Lakeland, FL, Electric & Water Revenue, Refunding, Series A, MBIA-Insured, 5.000% due 10/1/18	5,303,694
		Lee County, FL:
50,000	AAA	Capital Bonds, MBIA-Insured, 7.400% due 10/1/09 (d)	52,604
1,430,000	AAA	HFA, Brittany Phase II Project, Series A, 6.100% due 12/1/32 (a)(e)	1,504,317
1,600,000	AAA	Justice Center, Improvement Revenue Bonds, Series A, MBIA-Insured, 11.125% due 1/1/11 (d)	1,859,808
		Southwest Florida Regional Airport Revenue, MBIA-Insured:
1,180,000	AAA	8.625% due 10/1/09 (d)	1,263,402
705,000	AAA	9.625% due 10/1/09 (d)	766,004

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         17

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Florida — 10.3% (continued)
$4,095,000	AAA	Transportation Facilities Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 10/1/17	$4,395,204
40,000	AA	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, Series B, 7.300% due 1/1/28 (a)	40,635
		Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	BB+	Series A, 7.875% due 12/15/25 (a)	15,042,600
6,010,000	BB+	Series B, 8.050% due 12/15/25 (a)	6,027,970
20,000	AAA	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08 (d)	20,819
2,495,000	NR	Mediterra North Community Development District, Series A, 6.800% due 5/1/31	2,680,778
		Miami-Dade County, FL:
7,000,000	AAA	Expressway Authority, Series B, FGIC-Insured, 5.000% due 7/1/29	7,449,260
300,000	Aaa(b)	HFA, Home Ownership Mortgage, Series A-01, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	304,209
2,250,000	Aaa(b)	Stormwater, MBIA-Insured, 5.000% due 4/1/28	2,408,670
770,000	AAA	North Springs Improvement District, Refunding, Water & Sewer, Series A, MBIA-Insured, 7.000% due 10/1/09	833,148
1,000,000	AAA	Oceanside Housing Development Corp. Inc., MFH, Mortgage Revenue, Refunding, Series A, 6.875% due 2/1/20	1,007,510
		Orange County, FL:
		Health Facilities Authority Revenue:
2,000,000	A	Bonds, Orlando Regional Healthcare, Call 12/1/12 @ 100, 5.750% due 12/1/32 (c)	2,214,480
20,000	A	Hospital Healthcare, Series E, Call 10/1/09 @ 101, 6.000% due 10/1/26 (c)	21,341
		Southern Adventist Hospital, Adventist Health Systems:
2,025,000	Aaa(b)	8.750% due 10/1/09 (d)	2,172,076
3,000,000	A+	Call 11/15/10 @ 101, 6.500% due 11/15/30 (c)	3,314,670
980,000	A	Unrefunded Balance, Hospital Healthcare, Series E, 6.000% due 10/1/26	1,044,210
		School Board, COP:
25,250,000	Aaa(b)	AMBAC-Insured, 5.500% due 8/1/25	26,608,197
18,500,000	Aaa(b)	Series A, MBIA-Insured, Call 8/1/09 @ 101, 5.250% due 8/1/23 (c)	19,366,540
		Tourist Development Tax Revenue:
2,000,000	AAA	Refunding, AMBAC-Insured, 5.000% due 10/1/21	2,152,900
4,500,000	AAA	Senior Lien, AMBAC-Insured, 5.125% due 10/1/25	4,796,100
		Orlando, FL:
965,000	NR	Urban Community Development, Capital Improvement, Series A, 6.950% due 5/1/33	1,046,755
2,740,000	AA	Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,890,344
107,000	AAA	Osceola County, FL, IDA, Community Provider Pooled Loan Program, Series A, FSA-Insured, 7.750% due 7/1/10	107,136

See Notes to Financial Statements.

18         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Florida — 10.3% (continued)
		Palm Beach County, FL:
$2,355,000	AAA	Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (d)	$2,791,405
2,070,000	AAA	Public Improvement Revenue, Convention Center Project, FGIC-Insured, Call 11/1/11 @ 100, 5.125% due 11/1/20 (c)	2,201,362
2,100,000	AAA	Palm Coast, FL, Utilities Systems Revenue, MBIA-Insured, 5.000% due 10/1/27	2,230,221
2,415,000	NR	Panther Trace, FL, Community Development, Special Assessment, Series A, 7.250% due 5/1/33	2,669,662
500,000	A+	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, Series A, 5.700% due 8/1/19 (a)	520,005
4,000,000	Aa3(b)	Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health System, Call 5/15/13 @ 100, 5.500% due 11/15/33 (c)	4,402,080
		Polk County, FL:
1,000,000	Aaa(b)	Transportation Improvement Revenue, FSA-Insured, Call 12/1/10 @ 101, 5.250% due 12/1/22 (c)	1,065,210
2,025,000	Aaa(b)	Utilities Systems Revenue, FGIC-Insured, 5.000% due 10/1/24	2,156,605
2,220,000	NR	Port St. Lucie, FL, South Lennard Special Assessment, Series A, 7.125% due 9/1/21	2,322,675
960,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series A, 7.000% due 5/1/33	1,040,784
5,955,000	NR	Reunion East Community Development District, Special Assessment, Series A, 7.375% due 5/1/33	6,593,495
1,455,000	NR	Rivercrest Community Development District, Call 5/1/11 @ 101, 7.000% due 5/1/32 (c)	1,565,624
625,000	NR	Sanford, FL, Airport Authority IDR, Central Florida Terminals Inc. Project, Series C, 7.500% due 5/1/21 (a)	623,294
1,085,000	B-	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	1,100,722
		Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, Series B, MBIA-Insured:
5,000,000	AAA	5.250% due 7/1/24	5,768,600
3,485,000	AAA	5.500% due 7/1/28	4,201,830
2,000,000	A	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,105,800
2,000,000	AAA	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	2,093,700
3,400,000	AAA	Sumter County, FL, Capital Improvement Revenue, AMBAC-Insured, 5.000% due 6/1/36	3,633,172
		Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC-Insured:
3,000,000	AAA	5.200% due 10/1/22	3,372,270
2,000,000	AAA	5.000% due 10/1/28	2,191,540
30,000	AAA	Tallahassee, FL, Capital Bonds Revenue, Series 1981, AMBAC-Insured, 9.250% due 11/15/07 (d)	31,139
195,000	AAA	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (d)	215,422

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         19

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Florida — 10.3% (continued)
		Tampa, FL:
$1,105,000	AAA	Guaranteed Entitlement Revenue, MBIA-Insured, 9.750% due 10/1/08 (d)	$1,170,703
1,000,000	AAA	Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,073,050
		Sports Authority Revenue, Guaranteed Parking Tampa Bay Arena Project, MBIA-Insured:
500,000	AAA	6.050% due 10/1/20	599,450
1,000,000	AAA	6.100% due 10/1/26	1,247,270
2,465,000	AAA	Water & Sewer Revenue, 6.900% due 10/1/16 (d)	2,856,590
1,000,000	AAA	University of Central Florida, Athletics Association Inc., Series A, FGIC-Insured, 5.250% due 10/1/34	1,082,300
		Village Center Community Development District:
1,100,000	AAA	Florida Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,173,832
1,000,000	AAA	MBIA-Insured, 5.250% due 10/1/23	1,088,970
1,080,000	NR	Waterchase Community Development District, Series A, 6.700% due 5/1/32	1,158,084
		West Orange Healthcare District, FL, Series A:
2,000,000	A	5.650% due 2/1/22	2,109,280
2,000,000	A	5.800% due 2/1/31	2,115,520
195,000	AAA	West Palm Beach, FL, IDR, 11.375% due 6/1/11 (d)	227,725
2,370,000	AAA	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC-Insured, Call 10/1/10 @ 100, 10.400% due 10/1/13 (c)	2,680,541

		Total Florida	322,851,230

Georgia — 2.8%
430,000	AAA	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	442,006
1,000,000	Aaa(b)	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC-Insured, 5.625% due 1/1/16	1,052,820
		Association County Commissioners of Georgia Leasing Program COP:
665,000	Aaa(b)	Public Purpose Project, AMBAC-Insured, Call 7/1/10 @ 101, 5.625% due 7/1/20 (c)	712,248
335,000	AAA	Unrefunded Balance, Public Purpose Project, AMBAC-Insured, 5.625% due 7/1/20	357,066
1,000,000	A	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., Series A, ACA-Insured, 6.250% due 7/1/24	1,142,750
		Atlanta, GA:
1,000,000	AAA	Airport Revenue, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.500% due 1/1/26 (c)	1,058,990
		Water & Wastewater Revenue:
1,000,000	AAA	Series A, FGIC-Insured, 5.500% due 11/1/19	1,156,400
1,000,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/27	1,206,830

See Notes to Financial Statements.

20         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 2.8% (continued)
$2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26	$2,111,380
1,000,000	Aaa(b)	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC-Insured, 5.000% due 8/1/22	1,056,600
500,000	A	Cartersville, GA, Development Authority Revenue, Sewer Facilities, Anheuser Busch, 6.125% due 5/1/27 (a)	506,860
1,000,000	BBB+	Chatham County Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 1/1/24	1,086,130
		Clayton County & Clayton County, GA, Water Authority, Water & Sewage Revenue:
1,000,000	AA	5.000% due 5/1/23	1,074,720
500,000	AA	Call 5/1/11 @ 101, 5.625% due 5/1/20 (c)	542,030
95,000	Aaa(b)	Cobb County, GA, Kennestone Hospital Authority Revenue, 9.500% due 2/1/08 (d)	99,874
1,000,000	AAA	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, MBIA-Insured, 5.625% due 10/1/26	1,196,340
		Columbia County, GA, Water & Sewer Revenue:
1,000,000	AAA	FGIC-Insured, 5.500% due 6/1/25	1,046,630
65,000	AAA	MBIA-Insured, 9.750% due 12/1/08 (d)	68,507
745,000	Aaa(b)	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (d)	794,811
		De Kalb County, GA, Housing Authority, MFH Revenue:
1,000,000	Aa2(b)	Friendly Hills Apartments, Series A, FHA-Insured, 7.050% due 1/1/39 (a)	1,061,650
1,000,000	Aaa(b)	Snapwoods Project, Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,038,010
1,000,000	AAA	Douglasville-Douglas County, GA, Water and Sewer Authority, MBIA-Insured, 5.000% due 6/1/28	1,073,840
2,000,000	AAA	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	987,160
		Fulton County, GA:
1,000,000	AAA	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC-Insured, 5.500% due 11/1/18	1,067,940
1,000,000	AAA	Housing Authority, MFH Revenue, Concorde Place Apartment Project, Series A, Call 7/1/08 @ 100, 6.300% due 7/1/16 (a)(c)	1,032,790
660,000	BBB(h)	Residential Care Facilities, Canterbury Court Project, Call 10/1/09 @ 102, 6.300% due 10/1/24 (c)	714,232
		Water & Sewer Revenue, FGIC-Insured:
290,000	AAA	6.375% due 1/1/14 (d)	322,123
10,000	AAA	6.375% due 1/1/14	11,098
		Georgia Municipal Electric Authority:
		Power Revenue:
8,065,000	AAA	Refunding, Series A, FSA-Insured, 5.000% due 1/1/18	8,565,837
500,000	AAA	Series EE, AMBAC-Insured, 7.250% due 1/1/24	705,180
1,500,000	A	Power System Revenue, Series X, 6.500% due 1/1/12	1,598,940

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         21

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 2.8% (continued)
		Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
$9,785,000	Baa2(b)	Call 10/1/11 @ 102, 5.750% due 10/1/31 (c)	$10,786,886
2,000,000	Baa2(b)	Series A, 5.250% due 10/1/20	2,058,240
		Georgia State:
1,000,000	AAA	GO, Series B, 5.750% due 8/1/17	1,172,850
7,000,000	AAA	HFA, Revenue, Single Family, Series C, Subseries C-2, 4.600% due 12/1/37 (a)	7,009,520
1,000,000	AAA	Habersham County, GA, GO, School District, MBIA-Insured, 5.000% due 4/1/22	1,088,930
500,000	AA+	Jefferson, GA, GO, 5.900% due 2/1/25	533,230
1,000,000	AAA	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (a)(e)	1,098,200
		Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue:
250,000	AAA	Refunding, Series P, AMBAC-Insured, 6.250% due 7/1/20	294,093
1,520,000	AAA	Refunding, Third Indenture, Series A, AMBAC-Insured, 5.000% due 7/1/19	1,665,738
500,000	AAA	Milledgeville, GA, Water & Sewer Revenue, FSA-Insured, 6.000% due 12/1/21	604,190
500,000	A	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, Series A, 6.800% due 1/1/12	564,550
1,500,000	AAA	Municipal Electric Authority of Georgia, Combustion Turbine Project, Series A, MBIA-Insured, 5.250% due 11/1/22	1,607,310
1,000,000	Aaa(b)	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC-Insured, 6.100% due 2/1/24	1,067,640
		Private Colleges & Universities Authority Revenue:
		Emory University Project, Series A:
2,000,000	AA	Call 11/1/09 @ 101, 5.500% due 11/1/31 (c)	2,112,460
1,000,000	AA	Call 11/1/10 @ 101, 5.500% due 11/1/24 (c)	1,071,840
2,000,000	BBB	Mercer Housing Corp. Project, Series A, 6.000% due 6/1/31	2,128,620
500,000	Baa2(b)	Mercer University Project, Call 10/1/11 @ 102, 5.750% due 10/1/21 (c)	551,195
2,000,000	BBB	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, Series A, 6.250% due 2/1/25 (a)	2,124,540
		Rockdale County, GA:
4,000,000	NR	Development Authority, Solid Waste Authority Revenue, Visy Paper, Inc. Project, 7.500% due 1/1/26 (a)	4,015,200
1,000,000	AAA	Water & Sewer Authority Revenue, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.500% due 7/1/25 (c)	1,058,990
		Savannah, GA, EDA:
500,000	Baa3(b)	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	567,945

See Notes to Financial Statements.

22         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 2.8% (continued)
		Revenue, College of Arts & Design, Inc. Project, Call 10/1/09 @ 102:
$1,000,000	NR	6.800% due 10/1/19 (c)	$1,090,460
4,500,000	NR	6.900% due 10/1/29 (c)	4,917,960
1,000,000	A	Student Housing Revenue, University Financing Foundation Project, Series A, ACA-Insured, 6.750% due 11/15/20	1,104,590
1,175,000	Aaa(b)	Ware County Hospital Authority Revenue, Certificate of Anticipation, MBIA-Insured, 5.500% due 3/1/21	1,262,608

		Total Georgia	86,449,577

Hawaii — 0.9%
		Hawaii State:
2,500,000	AAA	Airports Systems Revenue, Refunding Series A, FGIC-Insured, 5.750% due 7/1/21	2,681,625
		Department of Budget & Finance:
960,000	AAA	Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (a)	1,045,085
		Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	AAA	5.100% due 3/1/14 (d)	16,072,753
4,000,000	AAA	5.150% due 3/1/15 (d)	4,127,920
3,850,000	AAA	Honolulu, HI, City & County, GO, Series A, FSA-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/24 (c)	4,102,906

		Total Hawaii	28,030,289

Illinois — 3.7%
		Chicago, IL:
1,000,000	AAA	Board of Education, School Reform, Series A, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/28 (c)	1,079,780
500,000	Aaa(b)	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (d)	541,880
3,000,000	AAA	O’Hare International Airport, General Airport, Third Lein-B2, XLCA-Insured, 6.000% due 1/1/29 (a)	3,351,150
		Single-Family Mortgage Revenue:
265,000	Aaa(b)	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	280,773
65,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	65,660
53,185,000	AAA	Skyway Toll Bridge Revenue, AMBAC-Insured, Call 1/1/11 @ 101, 5.500% due 1/1/31 (c)(i)	57,165,365
3,585,000	AAA	Wastewater Transmission Revenue, Second Lien, MBIA-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/25 (c)	3,820,319
10,000,000	AA+	Illinois Finance Authority Revenue, Northwestern University, 5.000% due 12/1/42	10,602,000
		Illinois Health Facilities Authority Revenue:
455,000	AAA	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (d)	498,061
3,000,000	A	Order of Saint Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/29 (c)	3,223,860

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         23

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 3.7% (continued)
$1,500,000	A	Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.000% due 10/1/24 (c)	$1,618,155
1,830,000	AAA	Illinois Housing Development Authority, MFH Revenue, Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,994,700
6,000,000	AAA	Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Priority, Series A-1, FSA-Insured, 5.000% due 1/1/22	6,501,600
		Illinois State:
2,750,000	AAA	COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,807,393
		GO, First Series:
4,000,000	AAA	FGIC-Insured, 5.125% due 2/1/22	4,231,360
10,000,000	AAA	MBIA-Insured, Call 6/1/10 @ 100, 5.625% due 6/1/25 (c)	10,607,000
1,000,000	AAA	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,087,740
1,045,000	AAA	Regional Transportation Authority, Series C, FGIC-Insured, 7.750% due 6/1/20	1,391,156
3,430,000	AAA	University of Illinois Revenue, Auxiliary Facilities Systems, Series A, MBIA-Insured, Call 4/1/10 @ 101, 5.750% due 4/1/19 (c)	3,671,232
2,000,000	A+	West Chicago, IL, IDR, Leggett & Platt, Inc. Project, 6.900% due 9/1/24 (a)	2,010,120

		Total Illinois	116,549,304

Indiana — 1.6%
1,885,000	AAA	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (d)	2,014,990
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, Series A, 6.375% due 8/1/31	3,217,200
36,625,000	Baa1(b)	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	39,053,970
3,685,000	AA	Indianapolis, IN, Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (d)	4,168,398
2,000,000	NR	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,156,300

		Total Indiana	50,610,858

Iowa — 0.2%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18	3,247,680
3,000,000	A-1(b)	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,219,420

		Total Iowa	6,467,100

Kansas — 0.7%
		Johnson County, KS, USD, Number 231, GO, Refunding & Improvement, Series A, FSA-Insured:
1,695,000	AAA	5.000% due 10/1/18	1,771,682

See Notes to Financial Statements.

24         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Kansas — 0.7% (continued)
$1,030,000	AAA	Call 4/1/11 @ 100, 5.000% due 10/1/18 (c)	$1,082,942
2,575,000	Aaa(b)	Kansas State DFA Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,730,504
1,000,000	BBB-(h)	Overland Park, KS, Development Corp. Revenue, First Tier, Series A, 7.375% due 1/1/32	1,081,190
5,000,000	AAA	Sedgwick County, KS, USD, Number 261, GO, Refunding & School Improvement, FSA-Insured, 5.000% due 11/1/32	5,421,050
145,000	Aaa(b)	Sedgwick Shawnee Counties, KS, Single-Family Mortgage Revenue, Mortgage-Backed Securities, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (a)(e)	145,899
		Wyandotte County, Kansas City, KS:
		School District Number 204, Bonner Springs:
1,445,000	Aaa(b)	Series A, FSA-Insured, Call 9/1/10 @100, 5.600% due 9/1/20 (c)	1,537,986
555,000	Aaa(b)	Unrefunded Balance, Series A, FSA-Insured, 5.600% due 9/1/20	587,911
5,635,000	AAA	Unified Government Utilities Systems Revenue, Refunding, Series 2004, AMBAC-Insured, 5.650% due 9/1/17	6,541,728

		Total Kansas	20,900,892

Kentucky — 0.3%
		Kentucky Infrastructure Authority, Series A:
1,200,000	A+	5.000% due 6/1/19	1,258,692
1,250,000	A+	5.000% due 6/1/20	1,310,137
		Kentucky State Property & Buildings Commission Revenue:
1,835,000	AAA	Project Number 66, Series A, MBIA-Insured, Call 5/1/10 @ 100, 5.700% due 5/1/17 (c)	1,947,761
5,175,000	AAA	Project Number 87, FGIC-Insured, 5.000% due 3/1/23	5,642,199

		Total Kentucky	10,158,789

Louisiana — 0.1%
1,000,000	Aaa(b)	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,107,000
1,000,000	BBB	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.550% due 11/15/23 (a)	1,056,350
1,500,000	BBB-	St. Charles Parish, LA, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,491,675

		Total Louisiana	3,655,025

Maine — 0.1%
3,385,000	AAA	University of Maine System Revenue, Series A, AMBAC-Insured, Call 9/1/10 @ 100, 5.500% due 3/1/30 (c)	3,571,344

Maryland — 1.2%
3,000,000	A	Maryland HEFA Revenue, University of Maryland Medical System, Series A, 5.000% due 7/1/36	3,150,300

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         25

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Maryland — 1.2% (continued)
		Maryland State:
$2,300,000	NR	Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	$2,460,218
		Health & Higher EFA Revenue:
5,000,000	AA-	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,281,800
2,000,000	A	University of Maryland Medical System, Series A, 5.000% due 7/1/31	2,108,040
		Transportation Authority:
4,470,000	AAA	Lease Revenue, Metrorail Parking Projects, AMBAC-Insured, 5.000% due 7/1/24	4,777,402
2,710,000	AAA	Parking Revenue, Baltimore/Washington International Airport Project, Series A, AMBAC-Insured, 5.000% due 3/1/22	2,873,901
		Montgomery County, MD, Housing Opportunities Commission Revenue, Series A:
2,725,000	A2(b)	5.550% due 11/1/22	2,844,981
12,980,000	A2(b)	5.650% due 11/1/33	13,586,296

		Total Maryland	37,082,938

Massachusetts — 3.2%
630,000	AAA	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (d)	685,119
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Series A, Call 7/1/10 @ 100:
3,235,000	AAA	5.500% due 7/1/30 (c)	3,423,600
765,000	AAA	Refunded Balance, 5.500% due 7/1/30 (c)	809,600
		Massachusetts State:
		GO, Consolidated Loan, Series C, Call 11/1/12 @ 100:
12,240,000	AA	5.250% due 11/1/30 (c)	13,193,129
6,760,000	AA	Refunded Balance, 5.250% due 11/1/30 (c)	7,286,401
2,000,000	AAA	GO, Series D, MBIA-Insured, 5.500% due 11/1/15*	2,157,000
1,000,000	AAA	GO, RITES, Series PA 993-R, MBIA-Insured, 7.992% due 5/1/09 (j)**	1,157,000
		DFA Revenue:
1,000,000	AA	May Institute Issue Inc., Radian-Insured, 5.750% due 9/1/29	1,051,140
1,000,000	Aaa(b)	Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,057,770
2,200,000	A2(b)	Visual & Performing Arts Project, 6.000% due 8/1/21	2,632,168
		HEFA Revenue:
1,000,000	AA	Berkshire Health Systems, Series E, Radian-Insured, 5.700% due 10/1/25	1,089,640
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16	3,400,620
15,000,000	AAA	Harvard University, Series FF, 5.000% due 7/15/22	15,947,250
5,000,000	AAA	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	5,239,300
3,000,000	AA	Partners Healthcare System, Series B, 5.250% due 7/1/13	3,140,220
		University of Massachusetts:
5,030,000	AAA	Lowell Campus, Series B, FGIC-Insured, Call 10/1/11 @ 100, 5.250% due 10/1/31 (c)	5,370,330

See Notes to Financial Statements.

26         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 3.2% (continued)
$1,250,000	BBB	Memorial Health Care Inc., Series C, 6.625% due 7/1/32	$1,380,537
9,000,000	AAA	Project, Series C, MBIA-Insured, Call 10/1/12 @ 100, 5.250% due 10/1/31 (c)	9,724,590
		Worcester Campus, Series B, FGIC-Insured:
1,870,000	AAA	5.125% due 10/1/20	1,973,037
1,350,000	AAA	5.125% due 10/1/21	1,423,224
1,565,000	AAA	5.125% due 10/1/22	1,647,882
1,170,000	AAA	5.125% due 10/1/23	1,230,957
5,000,000	AAA	Call 10/1/11 @ 100, 5.250% due 10/1/31 (c)	5,338,300
855,000	AAA	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, Series A, FHA-Insured, 6.500% due 8/1/37	906,899
5,000,000	AAA	Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, Call 6/1/12 @ 100, 5.000% due 6/1/21 (c)	5,316,500
		Water Pollution Abatement Trust, Pool Program, Series 9:
245,000	AAA	5.250% due 8/1/28	264,588
755,000	AAA	Call 8/1/13 @ 100, 5.250% due 8/1/28 (c)	823,418
2,000,000	AAA	University of Massachusetts Building Authority, Project Revenue, Refunding, Senior Lien, Series 04-1, AMBAC-Insured, Call 11/1/14 @ 100, 5.250% due 11/1/26 (c)	2,209,140

		Total Massachusetts	99,879,359

Michigan — 5.1%
4,000,000	AA	Byron Center, MI, Public Schools, GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,197,640
2,795,000	AAA	Clarkston, MI, Community Schools, GO, MBIA/Q-SBLF-Insured, Call 5/1/07 @ 100, 5.250% due 5/1/23 (c)	2,802,071
3,000,000	AAA	Detroit, MI, Water Supply Systems, Senior Lien, Series A, FGIC-Insured, Call 1/1/10 @ 101, 5.750% due 7/1/26 (c)	3,196,920
3,825,000	AA	Dundee, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/30 (c)	4,035,069
		East Lansing, MI, Community School District, GO, School Building & Site, Q-SBLF-Insured, Call 5/1/10 @ 100:
1,000,000	AA	5.400% due 5/1/18 (c)	1,052,580
2,800,000	AA	5.450% due 5/1/19 (c)	2,951,368
1,900,000	AA	5.500% due 5/1/21 (c)	2,005,526
4,000,000	AA	5.625% due 5/1/30 (c)	4,236,920
4,075,000	AAA	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF-Insured, Call 5/1/10 @ 100, 5.375% due 5/1/27 (c)	4,286,248
		Grand Rapids, MI, Water Supply, Refunding, FGIC-Insured:
1,000,000	AAA	5.250% due 1/1/17	1,059,110
3,500,000	AAA	5.250% due 1/1/18	3,706,885
1,000,000	AAA	Grand Valley, MI, State University Revenue, Refunding General, MBIA-Insured, Call 10/1/07 @ 101, 5.250% due 10/1/17 (c)	1,019,320
1,990,000	AA	Haslett, MI, Public School District, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	2,105,719
1,000,000	AAA	Lake Superior, MI, State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,073,740

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         27

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Michigan — 5.1% (continued)
		Michigan State:
$5,530,000	AAA	COP, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/27 (c)	$5,844,712
		Hospital Finance Authority Revenue:
		Refunding, OSF Healthcare Systems, Call 11/15/09 @ 101:
5,355,000	A	6.125% due 11/15/19 (c)	5,744,683
2,500,000	A	6.250% due 11/15/24 (c)(g)	2,689,875
30,000,000	AA-	Trinity Health, Series C, 5.375% due 12/1/30	31,968,000
40,000,000	BB-	Midland County, MI, Economic Development Corp., Refunding, Subordinated, Limited Obligation, Series A, 6.875% due 7/23/09 (a)	41,127,200
		Midland, MI, GO, AMBAC-Insured:
1,000,000	AAA	5.150% due 5/1/18	1,037,330
1,030,000	AAA	5.200% due 5/1/19	1,075,567
1,340,000	AAA	5.250% due 5/1/21	1,402,484
1,500,000	AA	Montague, MI Public Schools District, GO, Refunding, Building & Site, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.000% due 5/1/22 (c)	1,587,225
3,555,000	AA	Newaygo, MI, GO, Public Schools, Q-SBLF-Insured, Call 5/1/10 @ 100, 5.625% due 5/1/26 (c)	3,763,394
		Saline, MI, Area Schools, GO, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
3,145,000	AA	5.750% due 5/1/18 (c)	3,340,965
5,150,000	AA	5.375% due 5/1/19 (c)	5,413,835
4,305,000	AA	5.375% due 5/1/21 (c)	4,525,545
5,150,000	AA	5.375% due 5/1/22 (c)	5,413,835
		Stockbridge, MI, GO, Community Schools, Series A, Q-SBLF-Insured, Call 5/1/10 @ 100:
800,000	AA	5.400% due 5/1/16 (c)	842,064
825,000	AA	5.450% due 5/1/17 (c)	869,600
600,000	AA	5.500% due 5/1/21 (c)	633,324
1,325,000	AA	5.625% due 5/1/26 (c)	1,403,480
1,220,000	NR	Wenonah Park Properties Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	1,189,951
2,250,000	AAA	West Bloomfield, MI, School District, School Building & Site, MBIA-Insured, Call 5/1/11 @ 100, 5.125% due 5/1/21 (c)	2,378,565

		Total Michigan	159,980,750

Minnesota — 2.8%
1,500,000	Aaa(b)	Columbia Heights, MN, MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,674,930
2,500,000	AAA	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,610,500
		Eden Prairie, MN, MFH Revenue, Rolling Hills Project, Series A, GNMA-Collateralized:
1,000,000	Aa2(b)	6.150% due 8/20/31	1,089,790
1,000,000	Aa2(b)	6.200% due 2/20/43	1,080,680

See Notes to Financial Statements.

28         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Minnesota — 2.8% (continued)
		Elk River, MN, ISD Number 728, GO, Series A, MBIA-Insured:
$9,500,000	Aaa(b)	5.375% due 2/1/20	$10,066,295
4,250,000	Aaa(b)	5.500% due 2/1/21	4,522,467
		Hennepin County, MN, Lease Revenue, COP:
2,955,000	AA+	5.000% due 11/15/14	3,019,803
3,105,000	AA+	5.000% due 11/15/15	3,171,043
		Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue:
		Series A, FGIC-Insured:
15,720,000	AAA	Call 1/1/09 @ 101, 5.125% due 1/1/25 (c)	16,254,637
2,500,000	AAA	Call 1/1/11 @ 100, 5.250% due 1/1/25 (c)	2,643,200
		Subordinated Series C, FGIC-Insured, Call 1/1/11 @ 100:
8,000,000	AAA	5.250% due 1/1/26 (c)	8,458,240
7,750,000	AAA	5.250% due 1/1/32 (c)	8,193,920
		Minneapolis, MN:
2,750,000	A-	Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	3,037,733
530,000	AAA	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (d)	633,286
500,000	A2(b)	Minnesota State Higher EFA Revenue, St. Johns University, Series 4-L, Call 10/1/07 @ 100, 5.350% due 10/1/17 (c)	504,980
		Minnesota State, GO:
7,400,000	AAA	5.250% due 8/1/18	7,670,026
6,375,000	AAA	5.250% due 8/1/19	6,609,154
		Rochester, MN, Electric Utilities Revenue, Call 12/1/10 @ 100:
1,210,000	Aa2(b)	5.100% due 12/1/17 (c)	1,271,166
1,270,000	Aa2(b)	5.125% due 12/1/18 (c)	1,333,945
1,335,000	Aa2(b)	5.200% due 12/1/19 (c)	1,404,246
1,405,000	Aa2(b)	5.250% due 12/1/20 (c)	1,480,308

		Total Minnesota	86,730,349

Mississippi — 1.2%
1,700,000	BBB	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, Series A, 6.800% due 8/1/24 (a)	1,810,653
3,000,000	BBB	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, Series A, 6.800% due 4/1/22	3,704,280
19,685,000	AAA	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	21,878,500
10,000,000	A	Mississippi Hospital Equipment & Facilities Authority Revenue, Mississippi Baptist Health System Inc., Series A, 5.000% due 8/15/26	10,446,700

		Total Mississippi	37,840,133

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         29

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Missouri — 1.2%
$1,750,000	AAA	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA-Insured, 5.000% due 9/1/19	$1,850,485
		Missouri State HEFA Revenue, Lake Regional Health System Project:
1,200,000	BBB+	5.125% due 2/15/18	1,247,904
2,000,000	BBB+	5.600% due 2/15/25	2,125,000
40,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, GNMA/FNMA-Collateralized, 7.450% due 9/1/27 (a)	41,159
		North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, Series A, FSA-Insured:
1,000,000	AAA	5.000% due 11/15/23	1,056,960
900,000	AAA	5.000% due 11/15/24	953,433
1,000,000	Aaa(b)	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,083,590
1,500,000	Aaa(b)	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,601,970
		St. Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100:
6,420,000	AAA	5.125% due 7/1/22 (c)	6,800,385
19,000,000	AAA	5.250% due 7/1/31 (c)	20,219,990

		Total Missouri	36,980,876

Montana — 1.1%
32,715,000	NR	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	32,887,735
160,000	AAA	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (d)	171,039

		Total Montana	33,058,774

Nebraska — 0.8%
540,000	NR	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (d)	592,796
		Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC-Insured:
9,970,000	AAA	5.000% due 1/1/23	10,814,858
13,015,000	AAA	5.000% due 1/1/26	14,051,905

		Total Nebraska	25,459,559

Nevada — 0.3%
		Henderson, NV, Health Care Facility Revenue, Catholic West, Series A:
2,630,000	A-	Call 7/1/10 @ 101, 6.750% due 7/1/20 (c)	2,896,288
370,000	A-	Unrefunded, 6.750% due 7/1/20	407,858
5,000,000	AAA	Washoe County, NV, GO, Reno-Sparks Convention, Series A, FSA-Insured, Call 1/1/10 @ 100, 6.400% due 7/1/29 (c)	5,369,400

		Total Nevada	8,673,546

See Notes to Financial Statements.

30         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

New Hampshire — 0.1%
		New Hampshire HEFA Revenue:
$2,000,000	A	Covenant Health System, 5.500% due 7/1/34	$2,140,180
1,000,000	A	Healthcare System, Covenant Health, 6.125% due 7/1/31	1,092,730
1,000,000	BBB-	New Hampshire College, Call 1/1/11 @ 101, 7.500% due 1/1/31 (c)	1,140,980
370,000	NR	Refunding, First Mortgage, Odd Fellows Home, 9.000% due 6/1/14	401,346

		Total New Hampshire	4,775,236

New Jersey — 5.5%
1,500,000	AAA	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC-Insured, 5.000% due 1/1/25	1,623,300
870,000	AAA	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, Series A, MBIA, FHA-Insured, 5.650% due 1/1/15	873,671
8,990,000	AA-	New Jersey EDA Revenue, School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/28 (c)	9,654,541
		New Jersey Health Care Facilities Financing Authority Revenue:
1,705,000	BB	Rahway Hospital Obligated Group, 5.000% due 7/1/08	1,694,906
		Robert Wood Johnson University Hospital:
2,280,000	A-	5.500% due 7/1/14	2,411,442
1,000,000	A-	5.600% due 7/1/15	1,060,760
2,045,000	A-	5.700% due 7/1/20	2,178,232
1,500,000	BBB	St. Peters University Hospital, Series A, 6.875% due 7/1/30	1,643,070
2,000,000	BBB-	Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,210,560
		New Jersey State:
		EDA:
2,000,000	NR	First Mortgage, Presbyterian, Series A, 6.375% due 11/1/31	2,119,720
30,450,000	BBB	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,508,442
11,030,000	B	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(e)	12,004,059
500,000	AAA	EFA Revenue, Ramapo College, Series D, AMBAC-Insured, Call 7/1/11 @ 100, 5.000% due 7/1/25 (c)	527,150
		Transportation Trust Fund Authority:
5,000,000	AAA	Series B, MBIA-Insured, 6.000% due 12/15/19*	5,515,200
2,000,000	AAA	Series B, MBIA-Insured, 6.000% due 12/15/18*	2,206,080
		Transportation Systems, Series B, MBIA-Insured, Call 12/15/11 @ 100:
2,000,000	AAA	6.000% due 12/15/19 (c)	2,206,080
18,310,000	AAA	5.000% due 12/15/21 (c)	19,400,178
4,365,000	AAA	Turnpike Authority Revenue, Refunding, Series A, 5.250% due 1/1/29	5,154,061
		New Jersey, EDA:
1,000,000	AAA	Motor Vehicle Revenue, Motor Vehicle Surcharges, Series A, MBIA-Insured, 5.250% due 7/1/31	1,090,530

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         31

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

New Jersey — 5.5% (continued)
$10,000,000	NR	Revenue, Refunding, Gloucester Marine Project, Series A, 6.625% due 1/1/37	$10,492,000
2,200,000	A	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,300,342
		Tobacco Settlement Financing Corp., NJ:
44,260,000	AAA	Asset-Backed Bonds, 5.750% due 6/1/32	47,466,195
5,000,000	AAA	Call 6/1/13 @ 100, 6.750% due 6/1/39 (c)	5,851,400

		Total New Jersey	171,191,919

New Mexico — 0.1%
1,830,000	AAA	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, Series A, MBIA-Insured, 5.000% due 6/15/24	1,973,509

New York — 4.5%
1,250,000	BBB+	Brookhaven, NY, IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,284,800
2,000,000	BBB(h)	Chautauqua, NY, TOB, Asset Securitization Corp., 6.750% due 7/1/40	2,151,300
1,000,000	Aaa(b)	Herkimer County, NY, IDA, Folts Adult Home, Series A, FHA-Insured, GNMA-Collateralized, 5.500% due 3/20/40	1,115,620
		Metropolitan Transportation Authority of New York:
		Dedicated Tax Fund, Series A, FGIC-Insured:
5,130,000	AAA	Call 11/15/11 @ 100, 5.250% due 11/15/23 (c)	5,496,898
10,465,000	AAA	Call 4/1/10 @ 100, 5.875% due 4/1/25 (c)	11,160,713
7,500,000	AAA	Service Contract, Refunding, Series A, FGIC-Insured, 5.000% due 7/1/22	7,914,825
11,750,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (c)	12,483,670
		New York City, NY:
6,000,000	AAA	COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (c)	6,422,100
		HDC:
1,000,000	AAA	Capital Funding Program, New York City Housing Authority Program, Series A, FGIC-Insured, 5.000% due 7/1/17	1,084,140
5,000,000	AA	MFH Revenue, Series A, 5.100% due 11/1/24	5,262,750
		Municipal Water Finance Authority, Water & Sewer System Revenue:
		Series B:
5,000,000	AA+	Call 6/15/10 @ 101, 6.000% due 6/15/33 (c)	5,416,900
3,000,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	3,229,830
2,500,000	AAA	Series C, MBIA-Insured, 5.000% due 6/15/27	2,683,650
2,000,000	AA+	Series D, 5.000% due 6/15/38	2,125,140

See Notes to Financial Statements.

32         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

New York — 4.5% (continued)
		New York State Dormitory Authority:
		Lease Revenue:
$3,500,000	AAA	School District Financing Program, Series E, MBIA-Insured, 5.750% due 10/1/22	$3,839,745
2,000,000	AA-	State University Dormitory Facilities, Call 7/1/12 @ 100, 5.375% due 7/1/18 (c)	2,169,440
		Revenue:
7,000,000	AAA	Court Facilities, City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (c)	7,518,980
2,660,000	AA-	Department of Education, 5.000% due 7/1/24	2,827,261
3,895,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,139,801
1,150,000	AA-	Series B, 7.500% due 5/15/11	1,258,788
10,000,000	AAA	State University Educational Facility, Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (c)	10,666,600
		New York State Thruway Authority:
2,000,000	AAA	Highway & Bridge Toll Revenue Fund, FGIC-Insured, Series B-1, Call 4/1/10 @ 101, 5.500% due 4/1/18 (c)	2,129,260
		Highway & Bridge, Transportation Fund, Series B-1, FGIC-Insured, Call 4/1/10 @ 101:
2,305,000	AAA	5.400% due 4/1/17 (c)	2,447,311
6,595,000	AAA	5.500% due 4/1/19 (c)	7,021,235
5,950,000	AAA	5.600% due 4/1/20 (c)	6,351,684
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax Series C-1, FGIC-Insured, Call 3/15/13 @ 100, 5.500% due 3/15/21 (c)	3,306,360
		Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project, Series A:
1,000,000	NR	7.000% due 8/1/21	1,066,770
1,000,000	NR	7.000% due 8/1/31	1,060,340
1,250,000	NR	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (a)	1,267,525
		Rensselaer County, NY, IDA:
1,000,000	AA	Albany International Corp., 7.550% due 6/1/07	1,007,170
5,715,000	A	Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	6,102,877
1,000,000	AAA	St. Lawrence County, NY, IDA, Civic Facility Revenue, St. Lawrence University Project, Series A, MBIA-Insured, 5.375% due 7/1/18	1,040,420
1,600,000	AAA	Tobacco Settlement Financing Corp., Callable Asset-Backed, Series A-1C, AMBAC-Insured, 5.250% due 6/1/22	1,722,176
		Triborough Bridge & Tunnel Authority:
975,000	AA-	Convention Center Project, Series E, 7.250% due 1/1/10	1,030,126
3,000,000	AAA	GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (c)	3,507,960

		Total New York	139,314,165

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         33

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

North Carolina — 1.2%
		Charlotte, NC:
		Governmental Facilities Projects, COP, Series G:
$3,500,000	AA+	5.250% due 6/1/23	$3,745,210
3,000,000	AA+	5.000% due 6/1/24	3,165,720
1,500,000	AAA	Water & Sewer Systems Revenue, Call 6/1/09 @ 101, 5.250% due 6/1/24 (c)	1,566,540
1,145,000	AAA	Dare County, NC, COP, AMBAC-Insured, 5.375% due 6/1/15	1,244,809
		Greensboro, NC, Combined Enterprise Systems Revenue, Series A, Call 6/1/11 @ 101:
515,000	AA+	5.125% due 6/1/20 (c)	549,392
250,000	AA+	5.125% due 6/1/21 (c)	266,695
		North Carolina Eastern Municipal Power Agency, Power System Revenue:
1,700,000	A	Refunding Bonds, Series B, ACA/CBI-Insured, 5.750% due 1/1/24	1,786,394
1,310,000	BBB	Series A, Call 1/1/22 @ 100, 6.000% due 1/1/26 (c)	1,632,535
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,715,300
5,000,000	AAA	North Carolina Municipal Power Agency Number 1, Catawba Electricity Revenue, Series B, MBIA-Insured, 5.250% due 1/1/18	5,391,450
14,500,000	AAA	North Carolina State, Public Improvement, Series A, Call 3/1/11 @ 102, 5.000% due 3/1/18 (c)	15,482,665

		Total North Carolina	37,546,710

North Dakota — 0.0%
1,000,000	AAA	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., MBIA-Insured, 5.250% due 5/1/13	1,015,960

Ohio — 7.3%
2,550,000	AAA	Avon Lake, OH, City School District, FGIC-Insured, Call 12/1/09 @ 102, 5.500% due 12/1/26 (c)	2,721,386
		Canton, OH, City School District:
6,000,000	AAA	GO, Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.500% due 12/1/20 (c)(g)	6,390,780
5,500,000	AAA	Variable Purpose, Series A, MBIA-Insured, Call 12/1/10 @ 100, 5.625% due 12/1/23 (c)	5,882,030
		Cincinnati, OH, City School District:
4,000,000	AAA	COP, School Improvement Project, FSA-Insured, 5.000% due 12/15/32	4,294,040
3,130,000	AAA	GO, School Improvement, FSA-Insured, 5.250% due 6/1/16	3,397,146
		Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, Series B, AMBAC-Insured:
3,415,000	AAA	5.625% due 9/1/16	3,512,430
1,000,000	AAA	5.625% due 9/1/21	1,028,280
		Cleveland, OH, Waterworks Revenue, First Mortgage, Series H, MBIA-Insured, Unrefunded Balance:
20,000	AAA	5.625% due 1/1/13	20,322
15,000	AAA	5.700% due 1/1/14	15,164

See Notes to Financial Statements.

34         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 7.3% (continued)
		Cuyahoga County, OH:
$3,000,000	BBB	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	$3,344,730
		Hospital Revenue:
1,000,000	AAA	Refunding & Improvement, MetroHealth Systems Project, MBIA-Insured, 5.625% due 2/15/17	1,021,470
5,935,000	AAA	Refunding MetroHealth System, Series A, MBIA-Insured, 5.250% due 2/15/19	6,060,644
		University Hospitals Health System Inc., AMBAC-Insured, Call 7/15/09 @ 101:
2,500,000	AAA	5.400% due 1/15/19 (c)	2,631,425
9,000,000	AAA	5.500% due 1/15/30 (c)	9,380,700
660,000	Aa2(b)	Delaware County, OH, Health Care Facilities Revenue, Centrum at Willow Brook, FHA-Insured, 6.550% due 2/1/35	667,597
3,290,000	Aaa(b)	Erie County, OH, Garbage Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,578,401
1,000,000	Aaa(b)	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,054,820
885,000	AAA	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, FHA-Insured, 6.600% due 8/1/25	890,345
350,000	BB-	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, Series A, 7.125% due 5/15/25	326,862
5,400,000	Aaa(b)	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC-Insured, Call 12/1/10 @ 101, 5.625% due 12/1/25 (c)	5,822,334
		Hamilton County, OH:
2,515,000	AAA	Hospital Facilities Revenue, Cincinnati Children’s Hospital, Series J, FGIC-Insured, 5.000% due 5/15/24	2,675,583
2,925,000	Aa2(b)	Mortgage Revenue, Refunding Bonds, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26	3,012,779
		Sales Tax Revenue, Subordinated Series B, AMBAC-Insured:
640,000	Aaa(b)	5.250% due 12/1/18	674,304
730,000	Aaa(b)	5.250% due 12/1/19	768,610
2,570,000	Aaa(b)	5.250% due 12/1/32	2,694,028
		Call 12/1/10 @ 100:
2,495,000	Aaa(b)	5.250% due 12/1/18 (c)	2,635,868
2,880,000	Aaa(b)	5.250% due 12/1/19 (c)	3,042,605
10,080,000	Aaa(b)	5.250% due 12/1/32 (c)	10,649,117
2,000,000	AAA	Lakewood, OH, GO, AMBAC-Insured, 5.250% due 12/1/21	2,132,600
1,000,000	AA-	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,073,200
		Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:
10,000,000	AAA	5.375% due 11/15/23	10,429,400
19,550,000	AAA	5.375% due 11/15/29	20,323,202

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         35

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 7.3% (continued)
$1,000,000	Aaa(b)	Madison, OH, Local School District, Butler County, MBIA-Insured, State Aid Withholding, Call 12/1/09 @ 101, 5.750% due 12/1/26 (c)	$1,064,610
		Mason, OH, COP, Municipal Facilities Project, MBIA-Insured:
1,025,000	Aaa(b)	5.000% due 12/1/17	1,077,367
1,075,000	Aaa(b)	5.000% due 12/1/18	1,130,406
1,080,000	Aaa(b)	5.000% due 12/1/19	1,135,663
4,325,000	Aaa(b)	Milford, OH, Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30	4,551,976
		New Albany Plain, OH, Local School District, Series 2006, FGIC-Insured:
2,890,000	Aaa(b)	5.000% due 12/1/25	3,032,159
2,110,000	Aaa(b)	Call 6/1/12 @ 100, 5.000% due 12/1/25 (c)	2,245,631
		New Albany, OH, Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	AAA	5.125% due 10/1/21	2,869,965
5,500,000	AAA	5.200% due 10/1/24	5,872,955
1,630,000	AA	New Lexington, OH, City School District, School Improvement, 5.375% due 12/1/21	1,736,064
		Ohio State:
17,750,000	BBB-	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	18,201,915
2,725,000	AAA	Building Authority, State Facilities, Administration Building Fund Projects, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (c)	2,809,339
		Higher Educational Facility Commission Revenue:
2,875,000	A2(b)	John Carroll University Project, Call 4/1/09 @ 102, 5.850% due 4/1/20 (c)	3,055,176
6,000,000	AA	Oberlin College Project, 5.125% due 10/1/24	6,436,740
		University of Dayton Project, AMBAC-Insured, Call 12/1/10 @ 101:
3,380,000	AAA	5.500% due 12/1/25 (c)	3,629,714
11,710,000	AAA	5.500% due 12/1/30 (c)	12,575,135
		Water Development Authority Revenue:
2,390,000	AAA	Fresh Water Improvement, Call 6/1/14 @ 100, 5.000% due 12/1/25 (c)	2,590,330
3,340,000	AAA	Refunding, Safe Water Service, 9.375% due 12/1/10 (d)	3,647,113
1,305,000	Aaa(b)	River Valley, OH, Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,390,138
7,410,000	A3(b)	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30	8,085,125
		University of Cincinnati, OH, General Receipts, Series A, FGIC-Insured:
2,000,000	AAA	5.000% due 6/1/20	2,109,280
2,500,000	AAA	5.000% due 6/1/21	2,635,600
6,310,000	AAA	Call 6/1/11 @ 101, 5.250% due 6/1/24 (c)	6,718,509

See Notes to Financial Statements.

36         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 7.3% (continued)
$3,250,000	AAA	Warrensville Heights, OH, City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24	$3,500,510
		Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC-Insured:
2,000,000	Aaa(b)	Call 12/1/11 @ 100, 5.125% due 12/1/24 (c)	2,128,980
3,000,000	Aaa(b)	State Aid Withholding, Call 12/1/11 @ 100, 5.125% due 12/1/21 (c)	3,193,470

		Total Ohio	229,576,072

Oklahoma — 0.4%
1,500,000	AAA	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	1,594,170
365,000	AAA	Rogers County, OK, HFA, MFH Revenue, Refunding Bonds, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	366,916
		Tulsa, OK:
		GO:
2,100,000	AA	5.000% due 3/1/18	2,175,369
2,100,000	AA	5.000% due 3/1/19	2,173,563
2,000,000	AA	5.000% due 3/1/20	2,068,920
3,960,000	AA-	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	4,394,689
1,000,000	A+	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,001,780

		Total Oklahoma	13,775,407

Oregon — 2.2%
		Clackamas County, OR:
		Hospital Facilities Authority Revenue:
8,000,000	AA-	Legacy Health System, 5.250% due 5/1/21	8,437,360
2,000,000	AA-	Refunding, Legacy Health System, 5.750% due 5/1/15	2,166,400
6,665,000	Aaa(b)	School District Number 007J, Lake Oswego, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/22 (c)	7,020,378
		Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	BBB	Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31 (c)	708,288
375,000	BBB	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	410,306
		Oregon State:
		Department of Administrative Services:
2,000,000	AAA	Lottery Revenue, Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/18 (c)	2,168,900
4,000,000	AAA	Series A, FGIC-Insured, 5.000% due 11/1/32	4,307,600
3,000,000	AAA	Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26	3,209,580

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         37

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Oregon — 2.2% (continued)
		GO:
$1,000,000	AA-	Series 87B, 4.700% due 12/1/41 (a)	$998,230
2,600,000	AA-	State Board of Higher Education, Series A, 5.000% due 8/1/36	2,799,940
		Veterans Welfare:
4,890,000	AA-	Series 82, 5.375% due 12/1/31	5,009,609
2,985,000	AA-	Series 87-A, 4.500% due 12/1/41	2,958,881
855,000	Aaa(b)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	864,550
		Portland, OR:
2,885,000	AA	Community College District, Series A, Call 6/1/11 @ 100, 5.000% due 6/1/18 (c)	3,036,520
1,985,000	Aaa(b)	Water System Revenue, Second Lien, Series A, MBIA-Insured, 4.500% due 10/1/31	2,020,512
10,980,000	A+	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36	11,553,705
1,000,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	1,074,110
		Washington County, OR, GO, Call 6/1/11 @ 100:
4,330,000	Aa2(b)	5.000% due 6/1/21 (c)	4,557,412
6,490,000	Aa2(b)	5.125% due 6/1/23 (c)	6,862,461

		Total Oregon	70,164,742

Pennsylvania — 2.3%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,401,870
2,400,000	A-	IDA, Dauphin Consolidated Water Supply Co., Series A, 6.900% due 6/1/24 (a)	3,109,200
6,670,000	AAA	Delaware River Port Authority Port District Project Refunding, Series A, FSA-Insured, 5.500% due 1/1/15*	7,238,351
2,115,000	NR	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, Call 5/15/12 @ 100, 6.750% due 5/15/25 (c)	2,344,901
		Kennett, PA, Consolidated School District, Series A, FGIC-Insured, State Aid Withholding, Call 2/15/12 @ 100:
1,040,000	Aaa(b)	5.000% due 2/15/18 (c)	1,103,450
1,270,000	Aaa(b)	5.100% due 2/15/19 (c)	1,353,185
1,350,000	Aaa(b)	5.125% due 2/15/20 (c)	1,439,937
1,535,000	Aaa(b)	5.125% due 2/15/21 (c)	1,637,262
1,680,000	Aaa(b)	5.200% due 2/15/23 (c)	1,797,583
1,000,000	A-	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,058,450
1,150,000	NR	Lancaster, PA, IDA Revenue, Garden Spot Village Project, Series A, Call 5/1/10 @ 101, 7.625% due 5/1/31 (c)	1,293,796
5,500,000	BBB	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,964,255
1,000,000	NR	Montgomery County, PA, Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29	40,000

See Notes to Financial Statements.

38         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 2.3% (continued)
$1,000,000	NR	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, Series A, 6.500% due 6/1/25	$1,017,320
1,605,000	AAA	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA-Insured, 5.000% due 10/1/19	1,700,851
		Pennsylvania State Higher EFA Revenue, Series A:
985,000	Baa3(b)	Student Association, Inc. Project, 6.750% due 9/1/32	1,070,350
1,000,000	A+	UPMC Health Systems, 6.000% due 1/15/31	1,092,560
6,000,000	AAA	Pennsylvania State, Turnpike Commission Revenue, Series A, AMBAC-Insured, 5.000% due 12/1/25	6,483,360
		Philadelphia, PA:
1,025,000	AAA	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (d)	1,234,028
		School District, GO, Series A, FSA-Insured, State Aid Withholding, Call 2/1/11 @ 100:
855,000	AAA	5.750% due 2/1/17 (c)	920,416
755,000	AAA	5.750% due 2/1/20 (c)	812,765
565,000	AAA	5.750% due 2/1/21 (c)	608,228
11,600,000	AAA	5.750% due 2/1/30 (c)	12,487,516
12,915,000	AAA	State Public School Building Authority Pennsylvania School Revenue, Lease, Philadelphia School District Project, FSA-Insured, Call 6/1/13 @ 100, 5.250% due 6/1/24 (c)	14,057,977

		Total Pennsylvania	71,267,611

Puerto Rico — 0.3%
975,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (d)	1,039,272
		Puerto Rico Electric Power Authority:
2,000,000	AAA	Revenue, Series RR, 5.000% due 7/1/25	2,147,600
3,000,000	AAA	Series II, MBIA-Insured, 5.375% due 7/1/19	3,274,380
300,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, Call 4/1/07 @ 100, 6.250% due 4/1/29 (a)(c)	300,540
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,002,190
200,000	CCC+	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (a)	202,772

		Total Puerto Rico	7,966,754

Rhode Island — 0.5%
3,270,000	AAA	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, Series A, AMBAC-Insured, 5.000% due 4/1/24	3,486,638
3,900,000	Aa3(b)	Rhode Island Health & Education Building Corp., Refunding Bonds, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18	4,089,345

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         39

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Rhode Island — 0.5% (continued)
		Rhode Island State Economic Development Corp.:
$3,000,000	AAA	Airport Revenue, Series B, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 7/1/28 (c)	$3,232,410
3,400,000	AA	Revenue, Providence Plaza Mall, Senior Notes, Radian-Insured, 6.125% due 7/1/20	3,741,326

		Total Rhode Island	14,549,719

South Carolina — 6.7%
		Charleston County, SC, GO, Refunding & Capital Improvement:
1,520,000	AAA	Call 5/1/09 @ 101, 5.250% due 5/1/21 (c)	1,585,573
350,000	AAA	Unrefunded Balance, 5.250% due 5/1/21	365,246
		Greenville County, SC, School District Installment Purchase:
		Refunding, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101:
7,195,000	AA-	6.000% due 12/1/20 (c)	8,117,327
104,825,000	AA-	5.500% due 12/1/28 (c)(i)	115,572,707
9,860,000	AA-	Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.875% due 12/1/19 (c)	11,060,751
3,500,000	AAA	Medical University South Carolina Hospital Authority, Hospital Facilities Revenue, Refunding, Series A, FHA/MBIA-Insured, 5.000% due 8/15/31	3,695,650
		Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	AAA	Refunding Bonds, FGIC-Insured, 6.750% due 1/1/20 (d)	730,884
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	861,975
1,000,000	BBB	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,088,450
2,470,000	AAA	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Subordinated Series B, MBIA-Insured, 5.250% due 4/1/26	2,610,568
		South Carolina Transportation Infrastructure Bank Revenue:
5,960,000	Aaa(b)	Refunding, Series A, AMBAC-Insured, 5.000% due 10/1/23	6,411,172
		Series A, AMBAC-Insured, Call 10/1/11 @ 100:
27,250,000	Aaa(b)	5.100% due 10/1/27 (c)	28,922,877
27,500,000	Aaa(b)	5.125% due 10/1/31 (c)	29,217,100

		Total South Carolina	210,240,280

Tennessee — 2.9%
		Chattanooga, TN:
		Electric Revenue, Call 9/1/10 @ 100:
1,600,000	AA	5.200% due 9/1/16 (c)	1,682,160
1,600,000	AA	5.250% due 9/1/17 (c)	1,684,752
1,600,000	AA	5.250% due 9/1/18 (c)	1,684,752
6,300,000	AA	5.375% due 9/1/25 (c)	6,659,289
18,000,000	AAA	IDB Lease, Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30	19,105,560
2,000,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	2,196,780

See Notes to Financial Statements.

40         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 2.9% (continued)
$10,415,000	NR	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	$10,683,603
		Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC-Insured:
6,915,000	AAA	Series A, 5.125% due 11/1/22	7,395,178
5,665,000	AAA	Series B, 5.125% due 11/1/21	6,070,274
14,000,000	AA	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23	14,757,540
		Tennessee State:
		GO, Series A, Call 3/1/10 @ 100:
3,810,000	AA+	5.250% due 3/1/17 (c)	3,984,422
4,000,000	AA+	5.250% due 3/1/18 (c)	4,183,120
7,300,000	AA-	School Board Authority, Higher Educational Facilities, Second Program, Series A, Call 5/1/10 @ 100, 5.625% due 5/1/30 (c)	7,732,379
		Williamson County, TN, GO, Refunding:
1,500,000	Aa1(b)	5.000% due 3/1/18	1,578,510
1,895,000	Aa1(b)	Rural School, 5.000% due 3/1/18	1,994,184

		Total Tennessee	91,392,503

Texas — 4.3%
3,000,000	CCC+	Alliance Airport Authority, Special Facilities Revenue, American Airlines Inc. Project, 7.500% due 12/1/29 (a)	3,054,270
2,250,000	BBB-	Austin, TX, Convention Enterprises, Inc., Convention Center, First Tier, Series A, Call 1/1/11 @ 100, 6.700% due 1/1/32 (c)	2,488,387
		Bexar County, TX:
1,500,000	BBB	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, Call 7/1/12 @ 101, 6.300% due 7/1/32 (c)	1,698,315
		Housing Finance Corp., MFH Revenue:
1,450,000	Aaa(b)	New Light Village, Series A-1, GNMA-Collateralized, 5.900% due 2/20/38	1,572,612
1,000,000	Aaa(b)	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,026,420
1,000,000	AAA	Brazos County, TX, Health Facility Development Corp., Franciscan Services Corp., Obligation Group, Series A, MBIA-Insured, 5.375% due 1/1/17	1,024,430
		Brazos River, TX, Harbor Navigation District:
5,000,000	Aa3(b)	BASF Corp. Project, 6.750% due 2/1/10	5,422,000
5,000,000	A-	Brazoria County Environmental, Dow Chemical Co. Project, Series A-7, 6.625% due 5/15/33 (a)	5,615,400
2,600,000	BBB-	Brownsville, TX, Naval District, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	2,585,570
5,520,000	AAA	Burleson, TX, ISD, GO, Unrefunded Balance, PSF-Guaranteed, 6.750% due 8/1/24	5,534,076
9,970,000	CCC+	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	10,343,177

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         41

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Texas — 4.3% (continued)
		El Paso County, TX, Housing Finance Corp., MFH Revenue, Series A:
$3,000,000	A3(b)	American Village Communities, 6.375% due 12/1/32	$3,180,240
2,390,000	A3(b)	La Plaza Apartments, 6.750% due 7/1/30	2,515,523
		Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized:
3,945,000	Aaa(b)	MFH, Villas Eastwood Terrace, 6.000% due 8/20/43	4,339,105
20,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, zero coupon bond to yield 8.192% due 6/1/21 (a)	6,317
1,775,000	NR	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries, Inc. Project, 5.500% due 5/1/15	1,844,953
1,200,000	BBB-	Gulf Coast Waste Disposal Authority, PCR, Refunding, Union Carbide Corp. Project, 5.100% due 1/1/12	1,193,340
5,000,000	Baa3(b)	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	5,669,250
		Harris County, TX, Health Facilities Development Corp.:
2,410,000	AA	Hospital, Texas Children’s Hospital Project, Revenue, Series A, 5.375% due 10/1/16	2,521,559
2,000,000	AAA	School Health Care System, Revenue, Series B, 5.750% due 7/1/27 (d)	2,426,400
1,045,000	AAA	Houston, TX, Community College System Revenue, Student Fee, MBIA-Insured, Call 4/15/07 @ 100, 5.650% due 4/15/15 (c)	1,047,257
		Lubbock, TX, Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
2,500,000	AA-	5.250% due 7/1/13	2,570,625
3,635,000	AA-	5.250% due 7/1/14	3,737,689
1,000,000	AAA	Midland County, TX, Hospital District Revenue, Refunding, AMBAC-Insured, 5.375% due 6/1/16	1,003,630
		Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
1,780,000	AAA	Call 11/15/07 @ 102, 6.700% due 11/15/23 (c)	1,921,581
2,000,000	AAA	Call 5/15/11 @ 102, 7.875% due 11/15/26 (c)	2,355,800
9,000,000	AAA	North Central Texas Health Facility Development Corp. Revenue, Hospital, Zale Lipshy University Project, FSA-Insured, 5.450% due 4/1/15	9,189,450
994,000	Aaa(b)	Panhandle, TX, Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,105,487
1,550,000	Aaa(b)	Paris, TX, Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,628,864
5,000,000	AA	State of Texas, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/35	5,337,900
2,500,000	A+	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Call 11/15/10 @ 101, 6.700% due 11/15/30 (c)	2,783,925
5,000,000	AA	Texas State, GO, Transportation Communication-Mobility Fund, 5.000% due 4/1/21	5,404,800

See Notes to Financial Statements.

42         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Texas — 4.3% (continued)
		Tyler, TX, Health Facilities Development Corp., East Texas Medical Center Project:
$1,350,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/17	$1,388,408
1,000,000	AAA	Series B, FSA-Insured, 5.500% due 11/1/17	1,028,450
3,000,000	AAA	Series C, FSA-Insured, 5.500% due 11/1/17	3,085,350
25,000,000	AAA	Waco, TX, Health Facilities Development Corp., Mortgage Revenue, Hillcrest Health System Inc. Project, Series A, MBIA and FHA-Insured, 5.000% due 8/1/31	26,500,000
		Weatherford, TX, ISD, Capital Appreciation, PSFG:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon bond to yield 6.703% due 2/15/21 (c)	644,485
10,000	AAA	Unrefunded Balance, zero coupon bond to yield 6.704% due 2/15/21	4,303

		Total Texas	134,799,348

U.S. Virgin Islands — 0.3%
		University of the Virgin Islands, Refunding & Improvement, Bonds, Series A, ACA-Insured:
1,000,000	A	6.000% due 12/1/24	1,074,690
2,790,000	A	6.250% due 12/1/29	3,019,394
		Virgin Islands HFA:
170,000	NR	Single-Family Mortgage Revenue, Series A, GNMA- Collateralized, 6.500% due 3/1/25 (a)	171,649
95,000	NR	Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (a)	95,939
		Virgin Islands PFA Revenue:
2,000,000	A	Series A, Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	2,066,480
1,000,000	NR	Series E, Subordinated Lien, Fund Loan Notes, 5.750% due 10/1/13	1,040,280
500,000	NR	Subordinated Lien, Series E, 6.000% due 10/1/22	521,955

		Total U.S. Virgin Islands	7,990,387

Utah — 0.2%
915,000	AAA	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (d)	1,146,294
3,780,000	AAA	Utah State Board of Regents Revenue, University of Utah, MBIA-Insured, Call 8/1/11 @ 100, 5.000% due 8/1/20 (c)	3,988,958
895,000	AAA	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (d)(g)	976,758

		Total Utah	6,112,010

Vermont — 0.2%
		Vermont Educational & Health Buildings Agency Revenue, Norwich University Project, Call 9/1/13 @ 100:
1,250,000	Baa1(b)	5.300% due 9/1/23 (c)	1,362,925
2,650,000	Baa1(b)	5.500% due 9/1/28 (c)	2,919,717
1,750,000	Baa1(b)	5.500% due 9/1/33 (c)	1,928,115

		Total Vermont	6,210,757

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         43

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Virginia — 1.9%
$1,000,000	A	Arlington County, VA, IDA, MFH Revenue, Mortgage, Woodbury Park Apartments, Series A, Call 7/1/08 @ 102, 5.350% due 7/1/18 (c)	$1,041,420
		Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02:
12,500,000	BBB	5.500% due 10/1/09	12,658,500
4,000,000	BBB	Series B, 5.875% due 6/1/17	4,334,320
		Fairfax County, VA:
200,000	AAA	Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	206,748
1,000,000	AAA	Water Authority & Water Revenue, Call 4/1/14 @ 100, 5.000% due 4/1/27 (c)	1,082,160
15,000,000	BBB	Louisa, VA, IDA, PCR, Virginia Electric & Power Co., Remarketed 11/8/02, 5.250% due 12/1/08	15,168,600
500,000	AAA	Prince William County, VA, IDA, Refunding, Mortgage, Potomac Place, Series A, GNMA-Collateralized, 6.250% due 12/20/27	518,145
1,460,000	AA	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Project, Series A, 5.100% due 5/1/25	1,530,606
21,500,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	21,772,620

		Total Virginia	58,313,119

Washington — 0.2%
2,865,000	Baa1(b)	Port Longview, WA, Revenue, Refunding Bonds, Series A, 6.250% due 12/1/18 (a)	3,064,232
3,000,000	AAA	State of Washington, GO, Series R-2006A, AMBAC-Insured, 5.000% due 7/1/20	3,239,070
250,000	AAA	Washington State Public Power Supply System, Nuclear Project Number One Revenue, Refunding, Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	311,603

		Total Washington	6,614,905

West Virginia — 0.2%
865,000	AAA	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC-Insured, 9.250% due 11/1/11 (d)	981,195
4,190,000	BBB-	Kanawha County, WV, PCR Revenue, Refunding Union Carbide Corp. Project, 5.100% due 1/1/12	4,166,746

		Total West Virginia	5,147,941

Wisconsin — 0.3%
3,275,000	BBB	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, Series A, 6.000% due 11/1/21 (a)	3,601,354
		Wisconsin State HEFA Revenue:
1,000,000	A-	Agnesian Healthcare, Inc., 6.000% due 7/1/30	1,060,260
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,960,525

See Notes to Financial Statements.

44         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Wisconsin — 0.3% (continued)
$1,875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	$1,948,762
1,000,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,021,140

		Total Wisconsin	9,592,041

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,867,843,409)	3,063,251,178

SHORT-TERM INVESTMENTS(k) — 1.0%
Colorado — 0.1%
		Colorado Educational & Cultural Facilities Authority:
2,485,000	VMIG1(b)	National Jewish Federal Program, Series A-8, LOC-Bank of America, 3.640%, 3/1/07	2,485,000
2,435,000	VMIG1(b)	Revenue, National Jewish Federal Bond Program, LOC-Bank of America, 3.640%, 3/1/07	2,435,000

		Total Colorado	4,920,000

Florida — 0.1%
785,000	VMIG1(b)	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue, Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank, 3.630%, 3/1/07	785,000
1,300,000	A-1	Manatee County, FL, PCR, Florida Power & Light Co. Project, 3.630%, 3/1/07	1,300,000
100,000	VMIG1(b)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 3.670%, 3/1/07	100,000

		Total Florida	2,185,000

Georgia — 0.1%
600,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, Series C, FSA-Insured, SPA-Dexia Credit Local, 3.660%, 3/1/07	600,000
300,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Project, Series C, MBIA-Insured, SPA-JPMorgan Chase, 3.630%, 3/1/07	300,000
500,000	A-1+	Georgia State, Finance & Investment Commission, GO, Series H-1, SPA-Dexia Credit Local, 3.650%, 3/1/07	500,000
200,000	A-1+	Macon-Bibb County, GA, Hospital Authority Revenue, Variable-Anticipitation Note Certificates, Central Gerogia Senior Health Inc., LOC-SunTrust Bank, 3.630%, 3/1/07	200,000

		Total Georgia	1,600,000

Massachusetts — 0.0%
1,100,000	A-1+	Massachusetts State GO, Consolidated Loan, Series A, SPA-Dexia Credit Local, 3.660%, 3/1/07	1,100,000

Michigan — 0.0%
500,000	A-1+	University of Michigan Revenue, Hospital, Series A, 3.640%, 3/1/07	500,000

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         45

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Mississippi — 0.1%
$2,700,000	VMIG1(b)	Jackson County, MS, PCR, Chevron U.S.A. Inc. Project, 3.660%, 3/1/07	$2,700,000

Nevada — 0.1%
2,500,000	VMIG1(b)	Las Vegas Valley, NV, Water District, GO, Water Improvement, Series C, SPA-Dexia Credit Local, 3.660%, 3/1/07	2,500,000

New York — 0.1%
		New York City, NY:
		Municipal Water Finance Authority, Water & Sewer System Revenue, Fiscal 2003:
2,150,000	A-1+	Subordinated Series C-1, SPA-Depfa Bank PLC, 3.640%, 3/1/07	2,150,000
300,000	A-1+	Subordinated Series C-3, SPA-Depfa Bank PLC, 3.620%, 3/1/07	300,000
300,000	A-1+	TFA, New York City Recovery Project Revenue, Series 3, Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.600%, 3/1/07	300,000

		Total New York	2,750,000

Texas — 0.2%
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
980,000	VMIG1(b)	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.640%, 3/1/07	980,000
800,000	A-1+	Series B-1, MBIA-Insured, SPA-Morgan Guaranty Trust, 3.640%, 3/1/07	800,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
1,200,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.640%, 3/1/07	1,200,000
2,485,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.640%, 3/1/07	2,485,000
400,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-JPMorgan Chase, 3.640%, 3/1/07	400,000

		Total Texas	5,865,000

Utah — 0.2%
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
2,000,000	A-1+	Series B, SPA-JPMorgan Chase, 3.640%, 3/1/07	2,000,000
400,000	A-1+	Series D, 3.630%, 3/1/07	400,000
3,750,000	A-1+	Utah Transit Authority, Sales Tax Revenue, Subordinated Series A, LOC-Fortis Bank SA/NV, 3.670%, 3/1/07	3,750,000
		Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
300,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.630%, 3/1/07	300,000
525,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 3.640%, 3/1/07	525,000

		Total Utah	6,975,000

See Notes to Financial Statements.

46         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Schedule of Investments (February 28, 2007) (continued)

Face Amount	Rating‡	Security	Value

Virginia — 0.0%
$295,000	F1+(h)	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank, 3.600%, 3/1/07	$295,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $31,390,000)	31,390,000

		TOTAL INVESTMENTS — 99.0% (Cost — $2,899,233,409#)	3,094,641,178
		Other Assets in Excess of Liabilities — 1.0%	28,098,750

		TOTAL NET ASSETS — 100.0%	$3,122,739,928

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

(i)	All or a portion of this security is segregated for open futures contracts extended settlements.

(j)	Residual interest tax-exempt securities—coupon varies inversely with level of short-term tax-exempt interest rates.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

*	Security represents participation in a trust that issued inverse floaters and secured borrowings, which are disclosed as floating notes in the accompanying statement of assets and liabilities (see Note 1).

**	Inverse floating rate security for which the stated interest rate represents the rate in effect at February 28, 2007.

#	Aggregate cost for federal income tax purposes is $2,897,399,992.

See pages 49 and 50 for definitions of ratings

Abbreviations used in this schedule:
ACA	— American Capital Assurance
AMBAC	— Ambac Assurance Corporation
CBI	— Certificate of Bond Insurance
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         47

Schedule of Investments (February 28, 2007) (continued)

Abbreviations used in this schedule:
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
RITES	— Residual Interest Tax-Exempt Securities
Radian	— Radian Assets Assurance
SPA	— Standby Bond Purchase Agreement
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds Structure
USD	— Unified School District
XLCA	— XL Capital Assurance Inc.

Summary of Investments by Industry *

Pre-Refunded	35.3%
Hospitals	9.8
Miscellaneous	6.8
Utilities	6.3
Education	6.1
General Obligation	6.0
Transportation	5.8
Water and Sewer	3.5
Cogeneration Facilities	3.1
Other	17.3

100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of February 28, 2007 and are subject to change.

See Notes to Financial Statements.

48         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—Bondsrated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         49

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

50         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Statement of Assets and Liabilities (February 28, 2007)

ASSETS:
Investments, at value (Cost — $2,899,233,409)	$3,094,641,178
Interest receivable	40,755,947
Receivable for securities sold	7,926,075
Receivable for Fund shares sold	6,763,977
Receivable from broker — variation margin on open futures contracts	608,125
Receivable from manager	117,892
Prepaid expenses	51,856

Total Assets	3,150,865,050

LIABILITIES:
Payable for securities purchased	10,370,800
Floating rate note issued in structured transactions (Note 1)	7,835,000
Distributions payable	5,089,201
Payable for Fund shares repurchased	2,353,816
Investment management fee payable	1,093,593
Distribution fees payable	530,364
Directors’ fees payable	241,901
Due to custodian	117,522
Deferred compensation payable	69,232
Accrued expenses	423,693

Total Liabilities	28,125,122

Total Net Assets	$3,122,739,928

NET ASSETS:
Par value (Note 6)	$1,992,876
Paid-in capital in excess of par value	3,142,186,497
Undistributed net investment income	1,429,473
Accumulated net realized loss on investments and futures contracts	(218,366,579)
Net unrealized appreciation on investments and futures contracts	195,497,661

Total Net Assets	$3,122,739,928

Shares Outstanding:
Class 1	2,784,265

Class A	166,353,037

Class B	13,155,437

Class C	15,381,804

Class I(1)	1,613,083

Net Asset Value:
Class 1 (and redemption price)	$15.62

Class A (and redemption price)	$15.67

Class B(2)	$15.69

Class C(2)	$15.68

Class I(1) (and redemption price)	$15.69

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 4.75%)	$16.40

Class A (based on maximum sales charge of 4.25%)(3)	$16.37

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(2)	Redemption price is NAV of Class B and C shares reduced by a 4.50% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

(3)	Class A shares maximum initial sales charge increased from 4.00% to 4.25% on November 20, 2006.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         51

Statement of Operations (For the year ended February 28, 2007)

INVESTMENT INCOME:
Interest	$127,291,373

EXPENSES:
Investment management fee (Note 2)	12,113,775
Distribution fees (Notes 2 and 4)	5,402,842
Transfer agent fees (Note 4)	641,634
Directors’ fees (Note 12)	278,147
Legal fees	205,525
Restructuring and reorganization fees (Note 12)	166,315
Registration fees	111,737
Shareholder reports (Note 4)	106,505
Audit and tax	64,603
Insurance	58,664
Interest expense (Note 1)	23,087
Custody fees	23,024
Miscellaneous expenses	15,699

Total Expenses	19,211,557
Less: Fee waivers and/or expense reimbursements (Notes 2, 9 and 12)	(210,759)

Net Expenses	19,000,798

Net Investment Income	108,290,575

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	5,611,895
Futures contracts	40,475,519

Net Realized Gain	46,087,414

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(389,433)
Futures contracts	2,939,736

Change in Net Unrealized Appreciation/Depreciation	2,550,303

Net Gain on Investments and Futures Contracts	48,637,717

Increase in Net Assets From Operations	$156,928,292

See Notes to Financial Statements.

52         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Statements of Changes in Net Assets (For the years ended February 28,)

	2007	2006
OPERATIONS:
Net investment income	$108,290,575	$106,908,643
Net realized gain (loss)	46,087,414	(32,370,944)
Change in net unrealized appreciation/depreciation	2,550,303	2,157,322

Increase in Net Assets From Operations	156,928,292	76,695,021

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(108,064,677)	(105,050,955)

Decrease in Net Assets From Distributions to Shareholders	(108,064,677)	(105,050,955)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	486,377,146	361,966,199
Reinvestment of distributions	60,502,453	60,522,489
Cost of shares repurchased	(659,467,963)	(539,114,583)
Net assets of shares issued in connection with merger (Note 7)	742,741,597	—

Increase (Decrease) in Net Assets From Fund Share Transactions	630,153,233	(116,625,895)

Increase (Decrease) in Net Assets	679,016,848	(144,981,829)
NET ASSETS:
Beginning of year	2,443,723,080	2,588,704,909

End of year*	$3,122,739,928	$2,443,723,080

*Includes undistributed net investment income of:	$1,429,473	$1,489,505

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         53

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class 1 Shares(1)	2007		2006	2005		2004(2)	2003
Net Asset Value, Beginning of Year	$15.34		$15.52	$15.83		$15.42	$15.68

Income (Loss) From Operations:
Net investment income	0.69		0.67	0.69		0.71	0.71
Net realized and unrealized gain (loss)	0.28		(0.19)	(0.31)		0.40	(0.23)

Total Income From Operations	0.97		0.48	0.38		1.11	0.48

Less Distributions From:
Net investment income	(0.69)		(0.66)	(0.69)		(0.70)	(0.74)

Total Distributions	(0.69)		(0.66)	(0.69)		(0.70)	(0.74)

Net Asset Value, End of Year	$15.62		$15.34	$15.52		$15.83	$15.42

Total Return(3)	6.46%		3.17%	2.52	%(4)	7.38%	3.11%

Net Assets, End of Year (millions)	$44		$47	$52		$57	$59

Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.74%	0.75%		0.71%	0.74%
Net expenses	0.68	(5)(6)	0.74 (6)	0.74	(6)	0.71	0.74
Net investment income	4.47		4.37	4.47		4.55	4.55

Portfolio Turnover Rate	24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the year ended February 29, 2004.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.45%.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively (Note 12).

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

54         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class A Shares(1)	2007		2006	2005		2004(2)	2003
Net Asset Value, Beginning of Year	$15.39		$15.57	$15.88		$15.47	$15.71

Income (Loss) From Operations:
Net investment income	0.69		0.68	0.70		0.72	0.72
Net realized and unrealized gain (loss)	0.28		(0.19)	(0.31)		0.40	(0.22)

Total Income From Operations	0.97		0.49	0.39		1.12	0.50

Less Distributions From:
Net investment income	(0.69)		(0.67)	(0.70)		(0.71)	(0.74)

Total Distributions	(0.69)		(0.67)	(0.70)		(0.71)	(0.74)

Net Asset Value, End of Year	$15.67		$15.39	$15.57		$15.88	$15.47

Total Return(3)	6.43%		3.22%	2.56	%(4)	7.40%	3.21%

Net Assets, End of Year (millions)	$2,607		$1,904	$1,995		$2,011	$1,981

Ratios to Average Net Assets:
Gross expenses	0.71	%(5)	0.71%	0.70%		0.68%	0.68%
Net expenses	0.70	(5)(6)(7)	0.71 (6)	0.69	(6)	0.68	0.68
Net investment income	4.45		4.40	4.52		4.58	4.61

Portfolio Turnover Rate	24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the year ended February 29, 2004.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.49%.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.69% (Note 12).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         55

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class B Shares(1)	2007		2006	2005		2004(2)	2003
Net Asset Value, Beginning of Year	$15.41		$15.58	$15.89		$15.48	$15.72

Income (Loss) From Operations:
Net investment income	0.61		0.60	0.62		0.63	0.64
Net realized and unrealized gain (loss)	0.28		(0.18)	(0.31)		0.41	(0.23)

Total Income From Operations	0.89		0.42	0.31		1.04	0.41

Less Distributions From:
Net investment income	(0.61)		(0.59)	(0.62)		(0.63)	(0.65)

Total Distributions	(0.61)		(0.59)	(0.62)		(0.63)	(0.65)

Net Asset Value, End of Year	$15.69		$15.41	$15.58		$15.89	$15.48

Total Return(3)	5.88%		2.74%	2.01	%(4)	6.83%	2.66%

Net Assets, End of Year (millions)	$206		$234	$339		$479	$592

Ratios to Average Net Assets:
Gross expenses	1.23	%(5)	1.23%	1.22%		1.20%	1.19%
Net expenses	1.21	(5)(6)(7)	1.23 (6)	1.21	(6)	1.20	1.19
Net investment income	3.93		3.87	4.00		4.06	4.09

Portfolio Turnover Rate	24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the year ended February 29, 2004.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.95%.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 1.20%, respectively (Note 12).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

See Notes to Financial Statements.

56         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class C Shares(1)	2007		2006	2005		2004(2)	2003
Net Asset Value, Beginning of Year	$15.40		$15.57	$15.88		$15.47	$15.71

Income (Loss) From Operations:
Net investment income	0.61		0.59	0.62		0.63	0.63
Net realized and unrealized gain (loss)	0.28		(0.18)	(0.32)		0.40	(0.22)

Total Income From Operations	0.89		0.41	0.30		1.03	0.41

Less Distributions From:
Net investment income	(0.61)		(0.58)	(0.61)		(0.62)	(0.65)

Total Distributions	(0.61)		(0.58)	(0.61)		(0.62)	(0.65)

Net Asset Value, End of Year	$15.68		$15.40	$15.57		$15.88	$15.47

Total Return(3)	5.87%		2.72%	1.97	%(4)	6.80%	2.62%

Net Assets, End of Year (millions)	$241		$164	$182		$196	$189

Ratios to Average Net Assets:
Gross expenses	1.24	%(5)	1.26%	1.25%		1.24%	1.24%
Net expenses	1.23	(5)(6)	1.26 (6)	1.24	(6)	1.24	1.24
Net investment income	3.92		3.85	3.97		4.02	4.05

Portfolio Turnover Rate	24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the year ended February 29, 2004.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.90%.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.22% (Note 12).

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         57

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended February 28:

Class I Shares(1)(2)	2007		2006	2005		2004(3)	2003
Net Asset Value, Beginning of Year	$15.41		$15.59	$15.90		$15.48	$15.73

Income (Loss) From Operations:
Net investment income	0.71		0.71	0.72		0.75	0.74
Net realized and unrealized gain (loss)	0.29		(0.19)	(0.30)		0.41	(0.23)

Total Income From Operations	1.00		0.52	0.42		1.16	0.51

Less Distributions From:
Net investment income	(0.72)		(0.70)	(0.73)		(0.74)	(0.76)

Total Distributions	(0.72)		(0.70)	(0.73)		(0.74)	(0.76)

Net Asset Value, End of Year	$15.69		$15.41	$15.59		$15.90	$15.48

Total Return(4)	6.61%		3.40%	2.74	%(5)	7.66%	3.32%

Net Assets, End of Year (millions)	$25		$95	$21		$36	$36

Ratios to Average Net Assets:
Gross expenses	0.53	%(6)	0.55%	0.51%		0.50%	0.50%
Net expenses	0.52	(6)(7)	0.54 (7)	0.50	(7)	0.50	0.50
Net investment income	4.56		4.62	4.70		4.76	4.78

Portfolio Turnover Rate	24%		4%	8%		23%	49%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(3)	For the year ended February 29, 2004.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.67%.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.51% (Note 12).

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Legg Mason Partners Managed Municipals Fund and is a separate diversified series of Legg Mason Partners Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Inverse Floaters. The Fund may participate either in structuring an inverse floater or purchasing an inverse floater in the secondary market. An inverse floater generally has a floating or variable rate of interest that moves in the opposite direction of market interest rates. So, when short-term interest rates move in an upward direction, the interest rate paid on the inverse floater decreases, and vice versa when market interest rates decrease.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         59

Notes to Financial Statements (continued)

Inverse floaters also generally respond more rapidly to market interest rate changes than fixed rate securities. Inverse floaters are subject to interest rate and leveraging risks.

When structuring an inverse floater, the Fund will transfer to a trust fixed-rate tax-exempt municipal bonds purchased by the Fund. The trust then typically issues two traunches of variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. The two traunches are known as an inverse floater and a variable rate demand obligation (“VRDO”). The VRDO pays interest based on a floating rate set by a remarketing agent at predetermined intervals. The inverse floater, also known as a residual interest tax-exempt security (a “RITES”), is transferred to the Fund, which receives interest based on the remaining cash flow of the trust, after payment of interest on the VRDO and various expenses of the trust. When structuring an inverse floater, the Fund would also be required to retain the municipal bond on its balance sheet and recognize a liability for the VRDO traunch of the trust, along with the periodic interest expense associated with the VRDO. Both the municipal bond and the VRDO are marked to market when the Fund determines its net asset value.

When the Fund purchases an inverse floater in the secondary market, it is required to mark the inverse floater to market when determining net asset value. Interest income is accrued as earned and unrealized gains or losses are recognized when marked to market.

As of February 28, 2007, the Fund held $17,116,631 of municipal bonds that represent participation in three trusts which issued $7,835,000 of secured borrowings, with a weighted average interest rate of 4.14%. The Fund recognized related interest income of $63,885 and interest expense of $23,087. Also, as of February 28, 2007 the Fund held an inverse floater that was acquired in the secondary market.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

60         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Notes to Financial Statements (continued)

substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
(a)	$166,891	$178,985	$(345,876)
(b)	(392,213)	392,213	—

(a)	Reclassifications are primarily due to the expiration of a capital loss carryover and book/tax differences in the treatment of various items.

(b)	Reclassifications are primarily due to differences between book and tax accretion of market discount on fixed income securities and book/tax differences in the treatment of various items.

2.	Investment Management Agreement and Other Transactions with Affiliates

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the year ended February 28, 2007, the Fund was reimbursed for expenses in the amount of $210,759.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         61

Notes to Financial Statements (continued)

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.75% and 4.25% for Class 1 and Class A shares, respectively. Effective November 20, 2006, the maximum initial sales charge on Class A shares increased from 4.00% to 4.25% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 0.50% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 2007, LMIS and its affiliates received sales charges of approximately $41,000 on sales of the Fund’s Class A shares. In addition, for the year ended February 28, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$26,000	$117,000	$7,000

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred fees earn a return based on notional investments selected by the Directors. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Directors’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of February 28, 2007, the Fund had accrued $69,232 as deferred compensation payable under the Plan.

Certain officers and one Trustee of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.	Investments

During the year ended February 28, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$571,029,322

Sales	635,485,737

62         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Notes to Financial Statements (continued)

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$198,813,955
Gross unrealized depreciation	(1,572,769)

Net unrealized appreciation	$197,241,186

At February 28, 2007, the Fund had the following open futures contracts:

Contracts to Sell:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
U.S. Treasury Bonds	1,390	6/07	$157,073,017	$156,983,125	$89,892

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the year ended February 28, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	—	$70,755	$3,732
Class A	$2,935,412	468,397	83,383
Class B	1,286,096	87,370	13,270
Class C	1,181,334	15,090	5,821
Class I*	—	22	299

Total	$5,402,842	$641,634	$106,505

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

5.	Distributions to Shareholders by Class

	Year Ended February 28, 2007	Year Ended February 28, 2006
Net Investment Income
Class 1	$2,015,190	$2,090,880
Class A	86,894,388	84,471,706
Class B	7,758,697	10,739,471
Class C	6,595,433	6,530,682
Class I*	4,800,969	1,218,216

Total	$108,064,677	$105,050,955

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         63

Notes to Financial Statements (continued)

6.	Capital Shares

At February 28, 2007, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended February 28, 2007		Year Ended February 28, 2006
	Shares	Amount	Shares	Amount
Class 1
Shares sold	83,403	$1,294,605	122,664	$1,889,622
Shares issued on reinvestment	129,694	2,014,654	135,959	2,090,759
Shares repurchased	(475,098)	(7,372,098)	(552,122)	(8,503,181)

Net Decrease	(262,001)	$(4,062,839)	(293,499)	$(4,522,800)

Class A
Shares sold	19,560,508	$304,861,809	15,207,190	$234,604,160
Shares issued on reinvestment	3,184,784	49,634,837	3,117,641	48,089,482
Shares repurchased	(20,025,993)	(311,699,890)	(22,736,903)	(350,919,301)
Shares issued with merger	39,914,102	621,699,781	—	—

Net Increase (Decrease)	42,633,401	$664,496,537	(4,412,072)	$(68,225,659)

Class B
Shares sold	573,424	$8,939,535	841,373	$13,001,083
Shares issued on reinvestment	291,597	4,547,869	397,950	6,146,784
Shares repurchased	(6,201,593)	(96,655,763)	(7,815,923)	(120,777,291)
Shares issued with merger	3,304,736	51,530,430	—	—

Net Decrease	(2,031,836)	$(31,637,929)	(6,576,600)	$(101,629,424)

Class C
Shares sold	1,666,399	$26,003,697	936,750	$14,471,334
Shares issued on reinvestment	256,394	3,998,589	253,821	3,917,165
Shares repurchased	(1,644,440)	(25,600,264)	(2,250,176)	(34,749,550)
Shares issued with merger	4,460,529	69,511,386	—	—

Net Increase (Decrease)	4,738,882	$73,913,408	(1,059,605)	$(16,361,051)

Class I*
Shares sold	9,360,042	$145,277,500	6,383,478	$98,000,000
Shares issued on reinvestment	19,642	306,504	18,018	278,299
Shares repurchased	(13,956,083)	(218,139,948)	(1,566,340)	(24,165,260)

Net Increase (Decrease)	(4,576,399)	$(72,555,944)	4,835,156	$74,113,039

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

7.	Transfer of Net Assets

On February 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners Florida Municipals Fund, Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners National

64         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Notes to Financial Statements (continued)

Municipals Fund pursuant to a plan of reorganization approved by the shareholders of Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners Florida Municipals Fund, Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners National Municipals Fund on December 20, 2006. Total shares issued by the Fund and the total net assets of the Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners Florida Municipals Fund, Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners National Municipals Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Funds
Legg Mason Partners Arizona Municipals Fund, Inc.	1,927,646	$30,029,562
Legg Mason Partners Florida Municipals Fund	12,300,122	191,611,540
Legg Mason Partners Georgia Municipals Fund	2,858,357	44,528,136
Legg Mason Partners National Municipals Fund	30,593,242	476,572,359

The total net assets of the Fund were $2,354,839,621.

The total net assets of Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners Florida Municipals Fund, Legg Mason Partners Georgia Municipals Fund and Legg Mason Partners National Municipals Fund before acquisition included unrealized appreciation of $1,559,548, $9,687,848, $3,312,187 and $23,493,103, respectively, accumulated net realized loss of $2,604,983, $7,828,689, $3,873,947 and $22,432,264, respectively, and accumulated net investment loss of $6,869, $22,197, $8,099 and $23,443, respectively. Total net assets of the Fund immediately after the transfer were $3,097,581,218. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date Payable Date	Class 1	Class A	Class B	Class C	Class I
Daily
3/30/2007	$0.063012	$0.062302	$0.054757	$0.054082	$0.064156

The tax character of distributions paid during the fiscal years ended February 28, were as follows:

	2007	2006
Distributions Paid From:
Tax-Exempt Income	$108,063,933	$105,041,558
Ordinary Income	744	9,397

Total Taxable Distributions	$744	$9,397
Total Distributions Paid	$108,064,677	$105,050,955

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         65

Notes to Financial Statements (continued)

As of February 28, 2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income — net	$1,616,598
Capital loss carryforward*	(220,110,104)
Other book/tax temporary differences(a)	(277,017)
Unrealized appreciation/(depreciation)(b)	197,331,078

Total accumulated earnings/(losses) — net	$(21,439,445)

*	During the taxable year ended February 28, 2007, $36,779,701 of capital loss carryovers were transferred to the Fund as a result of the reorganizations discussed in Note 7. Additionally, the Fund utilized $40,504,269 of its capital loss carryover available from the reorganizations and prior years. As of February 28, 2007, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
2/28/2008	$(2,308,600)
2/28/2009	(1,382,551)
2/28/2011	(63,723,922)
2/28/2012	(27,207,752)
2/28/2013	(92,318,280)
2/28/2014	(33,168,998)

$(220,110,103)

These amounts will be available to offset any future taxable capital gains subject to various limitations imposed by the tax regulations due to the reorganizations discussed in Note 7.

(a)	Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts and differences in the book/tax treatment of various items.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book & tax accretion methods for market discount on fixed income securities.

9.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, the Fund’s prior investment manager, and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the

66         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Notes to Financial Statements (continued)

materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         67

Notes to Financial Statements (continued)

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended

68         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Notes to Financial Statements (continued)

Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

12.	Special Shareholder Meeting and Reorganization

The Board and the shareholders of Legg Mason Partners National Tax Free Bond Fund (formerly known as Salomon Brothers National Tax Free Bond Fund) (the “Acquired Fund”) and the Board of the Fund have approved at the November 2006 Shareholder Meeting, an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and the assumption of all the liabilities of the Acquired Fund, in exchange for shares of the Fund. The reorganization occurred on March 2, 2007.

Shareholders also approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to the expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

13.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109,

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         69

Notes to Financial Statements (continued)

Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be March 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

70         Legg Mason Partners Managed Municipals Fund 2007 Annual Report

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Legg Mason Partners Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Partners Managed Municipals Fund (formerly Smith Barney Managed Municipals Fund Inc.), a series of Legg Mason Partners Income Trust, as of February 28, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Partners Managed Municipals Fund as of February 28, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 27, 2007

Legg Mason Partners Managed Municipals Fund 2007 Annual Report         71

Additional Information (unaudited)

Information about Directors and Officers

The business and affairs of the Legg Mason Partners Managed Municipals Fund (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005); Formerly, Chief Executive Officer, Landmark City (real estate development) (2001 to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (2001 to 2004); Formerly, Chief Executive Officer, Motorcity USA (Motorsport Racing) (2004 to 2005)	69	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002-2003)	69	None

72         Legg Mason Partners Managed Municipals Fund

Additional Information (unaudited) (continued)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	69	None

Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	69	None

Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	69	None

Legg Mason Partners Managed Municipals Fund         73

Additional Information (unaudited) (continued)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
Stephen Randolph Gross c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (1998 to 2003); Formerly, Partner, Capital Investment Advisory Partners (leverage buyout consulting) (2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (1998 to 2002)	69	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); Formerly, Director ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr. c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)	69	None

Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	69	None

Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	69	None

74         Legg Mason Partners Managed Municipals Fund

Additional Information (unaudited) (continued)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (Investment Consulting) (since 1990)	69	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	69	Trustee, First Potomac Realty Trust (sine 2005); Formerly Director, Xybernaut Corporation (information technology) (2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (2003 to 2004); Formerly Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (1977 to 2006);	69	None

Legg Mason Partners Managed Municipals Fund         75

Additional Information (unaudited) (continued)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Interested Trustee:
R. Jay Gerken, CFA*** Legg Mason 399 Park Avenue, 4th floor New York, NY 10022 Birth Year: 1951	Trustee, President, Chairman and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee of 139 Funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President of LMPFA (Since 2006); Chairman, President and Chief Executive Officer of certain mutual Funds associated with Legg Mason or its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (from 2002 to 2005); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (from 2002 to 2005)	139	None

Officers:
Kaprel Ozsolak Legg Mason 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason or its predecessors; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason or its predecessors (from 2002 to 2004)	N/A	N/A

76         Legg Mason Partners Managed Municipals Fund

Additional Information (unaudited) (continued)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Officers:
Ted P. Becker Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005); Prior to 2002, Managing Director — Internal Audit & Risk Review at Citigroup Inc.	N/A	N/A

John Chiota Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse	N/A	N/A

Steven Frank Legg Mason 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1967	Controller	Since 2005	Vice President of Legg Mason or its predecessor (since 2002); Controller of certain mutual funds associated with Legg Mason (since 2005); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2001 to 2005)	N/A	N/A

Legg Mason Partners Managed Municipals Fund         77

Additional Information (unaudited) (continued)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Officers:
Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds
			associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)	N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board member for a Fund in the Legg Mason Partners Fund complex.

***	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

78         Legg Mason Partners Managed Municipals Fund

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Revise, Remove and Convert Fundamental Investment Policies.

1. Election of Board Members

Nominees	Votes For	Authority Withheld	Abstentions
Elliot J. Berv	89,437,541.301	3,022,882.709	0.000
A. Benton Cocanougher	89,412,398.271	3,048,025.739	0.000
Jane F. Dasher	89,433,670.702	3,026,753.308	0.000
Mark T. Finn	89,461,686.188	2,998,737.822	0.000
Rainer Greeven	89,390,777.590	3,069,646.420	0.000
Stephen Randolph Gross	89,485,342.992	2,975,081.018	0.000
Richard E. Hanson Jr.	89,452,268.990	3,008,155.020	0.000
Diana R. Harrington	89,404,184.162	3,056,239.848	0.000
Susan M. Heilbron	89,460,019.819	3,000,404.191	0.000
Susan B. Kerley	89,449,305.398	3,011,118.612	0.000
Alan G. Merten	89,396,473.227	3,063,950.783	0.000
R. Richardson Pettit	89,477,112.229	2,983,311.781	0.000
R. Jay Gerken, CFA	89,500,762.712	2,959,661.298	0.000

2. Revise, Remove and Convert Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Revise:
Borrowing Money	81,240,826.019	3,160,102.927	2,204,567.064	5,854,928.000
Underwriting	81,489,331.511	2,899,142.088	2,217,022.411	5,854,928.000
Lending	81,359,051.707	3,031,285.372	2,215,158.931	5,854,928.000
Issuing Senior Securities	81,789,776.689	2,790,259.603	2,025,459.718	5,854,928.000
Real Estate	81,301,496.689	3,009,156.583	2,294,842.738	5,854,928.000
Commodities	81,099,574.827	3,143,360.881	2,362,560.302	5,854,928.000
Concentration	81,624,382.521	2,745,031.189	2,236,082.300	5,854,928.000
Remove:
Diversification	81,335,349.137	3,026,900.015	2,243,246.858	5,854,928.000
Convert:
Non-Fundamental	80,836,895.858	3,588,453.332	2,180,146.820	5,854,928.000

Legg Mason Partners Managed Municipals Fund         79

Important Tax Information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended February 28, 2007 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

80         Legg Mason Partners Managed Municipals Fund

Legg Mason Partners

Managed Municipals Fund

Trustees

Elliot J. Berv

A. Beaton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management
Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Managed Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC Member NASD, SIPC

FD02207 4/07	SR07-315

Legg Mason Partners Managed Municipals Fund

The Fund is a separate investment fund of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen Randolph Gross and Jane F. Dasher, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as the “audit committee financial experts,” and has designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2006 and February 28, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $59,200 in 2006 and $61,200 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Managed Municipals Fund (Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Income Trust) (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $3,300 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Income Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Income Trust

Date: May 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: May 7, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date: May 7, 2007